UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23686

MULTI-SELECT SECURITIES FUND FOR PUERTO RICO RESIDENTS

(Exact name of Registrant as specified in charter)
American International Plaza Building - Tenth Floor
250 Muñoz Rivera Avenue
San Juan, Puerto Rico 00918

(Address of principal executive offices)(Zip code)
Liana Loyola
Secretary
American International Plaza Building - Tenth Floor
250 Muñoz Rivera Avenue
San Juan, Puerto Rico 00918
(Name and Address of Agent for Service)
Copies to:

Jesse C. Kean Carla G. Teodoro Sidley Austin LLP 787 Seventh Avenue New York, NY 10019	Owen Meacham UBS Business Solutions US LLC One North Wacker Drive Chicago, IL 60606
Registrant’s telephone number, including area code: (787)
250-3600
Date of fiscal year end:  March 31
Date of reporting period:  April 1, 2024 - September 30, 2024

Item 1. Report to Unitholders.
(a)  The following is a copy of the report transmitted to unitholders pursuant to Rule
30e-1
under the Investment Company Act of 1940, as amended (the “1940 Act”).

Semi-Annual Shareholder Report
as of September 30, 2024

Multi-Select Securities Fund for Puerto Rico Residents
International Portfolio I - Class A - PRANX
This semi-annual shareholder report contains important information about the International Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2024, to September 30, 2024. You may find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$184	1.77%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$2,576,956

# of Portfolio Holdings	47

Portfolio Turnover Rate	19.16%

Total Advisory Fees Paid	$12,624
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

ING Group N.V.	2.89%

Barclays PLC	2.4%

Roche Holding AG	2.4%

Capgemini SE	2.3%

KBC Group N.V.	2.3%
Portfolio Holdings
Sum
maries
The Portfolio consists 100% of equity securities.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You may also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents	Class A

Semi-Annual Shareholder Report
as of September 30, 2024

Multi-Select Securities Fund for Puerto Rico Residents
Large Cap Core Portfolio I - Class A - PRAOX
This semi-annual shareholder report contains important information about the Large Cap Core Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2024, to September 30, 2024. You may find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$184	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$5,019,772

# of Portfolio Holdings	56

Portfolio Turnover Rate	25.78%

Total Advisory Fees Paid	$24,427
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	6.26%

Apple, Inc.	6.1%

NVIDIA Corp.	6.0%

Amazon.com, Inc.	4.1%

Alphabet, Inc. Class A	4.0%

Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.
Additional Information
If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You may also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents	Class A

Semi-Annual Shareholder Report
as of September 30, 2024

Multi-Select Securities Fund for Puerto Rico Residents
Large Cap Core Portfolio I - Class L - PRBKX
This semi-annual shareholder report contains important information about the Large Cap Core Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2024, to September 30, 2024. You may find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$184	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$5,019,772

# of Portfolio Holdings	56

Portfolio Turnover Rate	25.78%

Total Advisory Fees Paid	$11,969
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	6.26%

Apple, Inc.	6.1%

NVIDIA Corp.	6.0%

Amazon.com, Inc.	4.1%

Alphabet, Inc. Class A	4.0%

Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.
Additional Information
If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You may also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents	Class L

Semi-Annual Shareholder Report
as of September 30, 2024

Multi-Select Securities Fund for Puerto Rico Residents
Large Cap Growth Portfolio I - Class A - PRAQX
This semi-annual shareholder report contains important information about the Large Cap Growth Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2024, to September 30, 2024. You may find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$184	1.77%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$6,275,060

# of Portfolio Holdings	42

Portfolio Turnover Rate	37.63%

Total Advisory Fees Paid	$30,323
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	10.24%

Amazon.com, Inc.	6.8%

NVIDIA Corp.	6.4%

Apple, Inc.	5.4%

Meta Platforms, Inc.	4.3%
Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.
Additional Information
If you wish to view additional information about the Fund; including but not limited
to financial statements or holdings, please visit
www.ubs.com/prfunds
. You may also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents	Class A

Semi-Annual Shareholder Report
as of September 30, 2024

Multi-Select Securities Fund for Puerto Rico Residents
Large Cap Growth Portfolio I - Class L - PRBNX
This semi-annual shareholder report contains important information about the Large Cap Growth Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2024, to September 30, 2024. You may find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$184	1.77%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$2,657,758

# of Portfolio Holdings	42

Portfolio Turnover Rate	37.63%

Total Advisory Fees Paid	$12,580
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	10.24%

Amazon.com, Inc.	6.8%

NVIDIA Corp.	6.4%

Apple, Inc.	5.4%

Meta Platforms, Inc.	4.3%
Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.
Additional Information
If you wish to view additional information about the Fund; including but not limited to financial
statements or holdings, please visit
www.ubs.com/prfunds
. You may also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents	Class L

Semi-Annual Shareholder Report
as of September 30, 2024

Multi-Select Securities Fund for Puerto Rico Residents
Large Cap Value Portfolio I - Class A - PRAUX
This
semi-annual
shareholder report contains important information about the Large Cap Value Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2024, to September 30, 2024. You may find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$183	1.77%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$4,660,039

# of Portfolio Holdings	30

Portfolio Turnover Rate	3.55%

Total Advisory Fees Paid	$22,098
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

Apple, Inc.	4.48%

Berkshire Hathaway, Inc.	3.9%

Air Products and Chemicals, Inc.	3.9%

Texas Instruments, Inc.	3.7%

The Progressive Corporation	3.6%
Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.
Additional Information
If you wish to view
additional
information about the Fund; including but not limited to financial statements or holdings, please
visit
www.ubs.com/prfunds
. You may also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents	Class A

Semi-Annual Shareholder Report
as of September 30, 2024

Multi-Select Securities Fund for Puerto Rico Residents
Large Cap Value Portfolio I - Class L - PRBOX
This
semi-annual
shareholder report contains important information about the Large Cap Value Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2024, to September 30, 2024. You may find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$183	1.77%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$1,873,019

# of Portfolio Holdings	30

Portfolio Turnover Rate	3.55%

Total Advisory Fees Paid	$8,758
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

Apple, Inc.	4.48%

Berkshire Hathaway, Inc.	3.9%

Air Products and Chemicals, Inc.	3.9%

Texas Instruments, Inc.	3.7%

The Progressive Corporation	3.6%
Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.
Additional Information
If you wish to view additional information about the Fund; including but not limited to financial statements
or
holdings
, please visit
www.ubs.com/prfunds
. You may also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents	Class L

Semi-Annual Shareholder Report
as of September 30, 2024

Multi-Select Securities Fund for Puerto Rico Residents
Mid Cap Core Portfolio I - Class A - PRAVX
This semi-annual shareholder report contains important information about the Mid Cap Core Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2024, to September 30, 2024. You may find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$176	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$3,181,145

# of Portfolio Holdings	34

Portfolio Turnover Rate	4.98%

Total Advisory Fees Paid	$15,582
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

Entegris, Inc.	3.48%

Armstrong World Industries, Inc.	3.3%

AerCap Holdings N.V.	3.2%

Allison Transmission Holdings, Inc.	3.1%

Fidelity National Information Services, Inc	3.1%
Portfolio Holdings Summaries
The Portfolio consists 100% of equity securities.
Additional Information
If you wish to view additional information about the Fund;
including
but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You may also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents	Class A

Semi-Annual Shareholder Report
as of September 30, 2024

Multi-Select Securities Fund for Puerto Rico Residents
Mid Cap Core Portfolio I - Class L - PRBPX
This semi-annual shareholder report contains important information about the Mid Cap Core Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2024, to September 30, 2024. You may find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$176	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$1,727,303

# of Portfolio Holdings	34

Portfolio Turnover Rate	4.98%

Total Advisory Fees Paid	$8,255
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

Entegris, Inc.	3.48%

Armstrong World Industries, Inc.	3.3%

AerCap Holdings N.V.	3.2%

Allison Transmission Holdings, Inc.	3.1%

Fidelity National Information Services, Inc	3.1%
Portfolio Holdings Summaries
The Portfolio consists
100
% of equity securities.
Additional Information
If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You may
also
request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents	Class L

Semi-Annual Shareholder Report
as of September 30, 2024

Multi-Select Securities Fund for
Puerto
Rico Residents
Small Cap Core Portfolio I - Class A - PRAWX
This semi-annual shareholder report contains important information about the Small Cap Core Portfolio I (the “Portfolio”), one of the Portfolios of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), for the period from April 1, 2024, to September 30, 2024. You may find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last six months?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$180	1.77%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment )

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$2,869,709

# of Portfolio Holdings	43

Portfolio Turnover Rate	1.00%

Total Advisory Fees Paid	$13,991
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

Envestnet, Inc.	2.57%

AXIS Capital Holdings Ltd.	2.5%

Tower Semiconductor Ltd.	2.4%

Globus Medical, Inc.	2.3%

Frontdoor, Inc.	2.2%

Portfolio Holdings Summaries
The Portfolio consists 100% of equity
securities
.
Additional Information
If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You may
also
request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents	Class A

(b)  Not applicable.

Item 2. Code of Ethics.

Item applicable only to annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Item applicable only to annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Item applicable only to annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)  Not applicable.

(b)  Not applicable.

Item 6. Investments.

(a)  The Schedule of Investments is included as part of the report to unitholders included under Item 7(a) of this Form.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)  The Financial Statements for Multi-State Securities Fund for Puerto Rico Residents (the “Fund” or the “Registrant”) are attached herewith.

(b)  The Registrant’s Financial Highlights are included as part of the report to unitholders filed under Item 7(a) of this Form.

Multi-Select Securities Fund For Puerto Rico Residents, Inc.

SEMI-ANNUAL REPORT September 30, 2024

MULTI-SELECT SECURITIES FUND FOR PUERTO RICO RESIDENTS, INC.

Table of Contents

Schedule of Investments [Item 6 of Form N-CSR]	11

Financial Highlights [Item 7 of Form N-CSR]	1

Financial Statements [Item 7 of Form N-CSR]
Statements of Assets and Liabilities	22
Statements of Operations	24
Statements of Changes in Net Assets	26

Notes to Financial Statements [Item 7 of Form N-CSR]	32

Other Information (Unaudited)	48
Proxy Disclosures for Open-End Management Investment Companies [Item 9 of Form N-CSR]	48
Statement Regarding Basis for Approval of Investment Advisory Contract [Item 11 of Form N-CSR]	49

Changes in and Disagreements with Accountants for Open-End Management Investment Companies [Item 8 of Form NCSR]
Not applicable

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies [Item 10 of Form N-CSR]
Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included under Statements of Operations in the Financial Statements under Item 7 above.

[This page intentionally left blank]

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

International Portfolio I - Financial Highlights

			Class A Units
			For the period from April 1, 2024, to September 30, 2024 (Unaudited)	For the fiscal year ended March 31, 2024		For the fiscal year ended March 31, 2023		For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit		Net asset value, beginning of period	$10.19	$9.27		$9.84		$10.53

Operating		Net investment income (loss)	0.04	0.02		0.00	**	(0.04)
Performance: (a)		Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	0.73	0.90		(0.57)		(0.65)

		Total from investment operations	0.77	0.92		(0.57)		(0.69)
		Less: Dividends from net investment income to common unitholders	(0.02)	0.00	***	-		-

		Net asset value, end of period	$10.94	$10.19		$9.27		$9.84

Total Investment Return: (b)		Based on net asset value per unit ^	7.60%	9.95%		(5.79%)		(6.55%)

Ratios: (c)(d)		Net expenses to average net assets - net of waived and/or reimbursed expenses	1.77%	1.76%		1.82%		1.75%
		Gross expenses to average net assets	3.34%	4.15%		3.06%		2.78%
		Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	0.76%	0.22%		0.02%		(0.40%)

Supplemental		Net assets, end of period (in thousands)	$2,577	$2,605		$3,040		$3,897

Data:	(e)	Portfolio turnover	19.16%	41.21%		32.83%		60.95%

	**	Net investment income for the fiscal year ended March 31, 2023, amounted to $0.002.
	***	Dividends from net investment income to common unitholders for fiscal year ended March 31, 2024, amounted to $0.002.
	^	Total investment return excludes the effects of sales charges.
	(a)	Based on average outstanding units of 243,929; 277,603; 355,315; and 414,618 for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, respectively.
	(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends. Investment return is not annualized for the period from April 1, 2024, to September 30, 2024.
	(c)	Based on average net assets of $2,527,772, $2,613,871, $3,086,355, and $4,428,630 for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, respectively. Ratios for the period from April 1, 2024, to September 30, 2024, were annualized using a 365-day base.
	(d)	The effect of the expenses waived for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus increasing the net investment income ratio to average net assets applicable to common unitholders by 1.57%, 2.39%, 1.24%, and 1.03%, respectively.
	(e)	Portfolio turnover is not annualized for the period from April 1, 2024, to September 30, 2024.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Core Portfolio I - Financial Highlights	(continues)

		Class A Units

		For the period from April 1, 2024, to September 30, 2024 (Unaudited)	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit	Net asset value, beginning of period	$41.14	$31.35	$36.44	$32.67

Operating	Net investment income (loss)	(0.21)	(0.32)	(0.24)	(0.35)
Performance: (a)	Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	3.72	10.11	(4.85)	4.12

	Total from investment operations	3.51	9.79	(5.09)	3.77

	Net asset value, end of period	$44.65	$41.14	$31.35	$36.44

Total Investment Return: (b)	Based on net asset value per unit ^	8.53%	31.23%	(13.94%)	11.51%

Ratios: (c)(d)	Net expenses to average net assets - net of waived and/or reimbursed expenses	1.76%	1.76%	1.81%	1.75%
	Gross expenses to average net assets	2.55%	3.20%	2.64%	2.80%
	Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(1.01%)	(0.91%)	(0.79%)	(0.97%)

Supplemental	Net assets, end of period (in thousands)	$5,020	$5,017	$4,325	$5,383

Data:	(e) Portfolio turnover	25.78%	41.95%	67.09%	47.04%

	^ Total investment return excludes the effects of sales charges.

(a)  Based on average outstanding units of 115,553; 129,639; 142,680; and 153,350 for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

(b)  Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends. Investment return is not annualized for the period from April 1, 2024, to September 30, 2024.

(c)   Based on average net assets of $4,891,385, $4,547,169, $4,440,889, and $5,535,739 for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, respectively. Ratios for the period from April 1, 2024, to September 30, 2024, were annualized using a 365-day base.

(d)  The effect of the expenses waived for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 0.79%, 1.44%, 0.83%, and 1.05%, respectively.

	(e) Portfolio turnover is not annualized for the period from April 1, 2024, to September 30, 2024.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Core Portfolio I - Financial Highlights	(concluded)

		Class L Units

		For the period from April 1, 2024, to September 30, 2024 (Unaudited)	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit	Net asset value, beginning of period	$42.87	$32.67	$37.99	$34.20

Operating	Net investment income (loss)	(0.22)	(0.33)	(0.27)	(0.52)
Performance: (a)	Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	3.86	10.53	(5.05)	4.31

	Total from investment operations	3.64	10.20	(5.32)	3.79

	Net asset value, end of period	$46.51	$42.87	$32.67	$37.99

Total Investment Return: (b)	Based on net asset value per unit ^	8.49%	31.22%	(13.98%)	11.05%

Ratios: (c)(d)	Net expenses to average net assets - net of waived and/or reimbursed expenses	1.76%	1.76%	1.87%	2.15%
	Gross expenses to average net assets	2.55%	3.22%	2.71%	3.30%
	Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(1.01%)	(0.91%)	(0.85%)	(1.37%)

Supplemental	Net assets, end of period (in thousands)	$2,527	$2,328	$1,774	$2,063

Data:	(e) Portfolio turnover	25.78%	41.95%	67.09%	47.04%

	^ Total investment return excludes the effects of sales charges.

	(a) Based on average outstanding units of 54,318 for the period from April 1, 2024, to September 30, 2024, and for fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

(b)  Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends. Investment return is not annualized for the period from April 1, 2024, to September 30, 2024.

(c)   Based on average net assets of $2,396,413, $1,989,504, $1,758,151, and $2,049,032 for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, respectively. Ratios for the period from April 1, 2024, to September 30, 2024, were annualized using a 365-day base.

(d)  The effect of the expenses waived for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 0.79%, 1.46%, 0.84%, and 1.15%, respectively.

	(e) Portfolio turnover is not annualized for the period from April 1, 2024, to September 30, 2024.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Growth Portfolio I - Financial Highlights	(continues)

			Class A Units
			For the period from April 1, 2024, to September 30, 2024 (Unaudited)	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit		Net asset value, beginning of period	$48.22	$34.25	$39.63	$36.62

Operating		Net investment income (loss)	(0.36)	(0.55)	(0.41)	(0.60)
Performance: (a)		Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	4.55	14.52	(4.97)	3.61

		Total from investment operations	4.19	13.97	(5.38)	3.01

		Net asset value, end of period	$52.41	$48.22	$34.25	$39.63

Total Investment Return: (b)		Based on net asset value per unit ^	8.69%	40.79%	(13.58%)	8.22%

Ratios: (c)(d)		Net expenses to average net assets - net of waived and/or reimbursed expenses	1.77%	1.76%	1.81%	1.75%
		Gross expenses to average net assets	2.47%	3.10%	2.65%	2.77%
		Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(1.44%)	(1.38%)	(1.27%)	(1.44%)

Supplemental		Net assets, end of period (in thousands)	$6,275	$6,085	$5,462	$6,556

Data:	(e)	Portfolio turnover	37.63%	65.62%	76.07%	124.60%

	^	Total investment return excludes the effects of sales charges.

	(a)	Based on average outstanding units of 122,294; 144,579; 161,956; and 172,951 for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends. Investment return is not annualized for the period from April 1, 2024, to September 30, 2024.

	(c)	Based on average net assets of $6,076,955, $5,744,785, $5,287,251, and $7,139,920 for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, respectively. Ratios for the period from April 1, 2024, to September 30, 2024, were annualized using a 365-day base.

	(d)	The effect of the expenses waived for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 0.70%, 1.34%, 0.84%, and 1.02%, respectively.

	(e)	Portfolio turnover is not annualized for the period from April 1, 2024, to September 30, 2024.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Growth Portfolio I - Financial Highlights	(concluded)

			Class L Units

			For the period from April 1, 2024, to September 30, 2024 (Unaudited)	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit		Net asset value, beginning of period	$45.03	$31.98	$37.03	$34.35

Operating		Net investment income (loss)	(0.33)	(0.52)	(0.40)	(0.71)
Performance: (a)		Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	4.24	13.57	(4.65)	3.39

		Total from investment operations	3.91	13.05	(5.05)	2.68

		Net asset value, end of period	$48.94	$45.03	$31.98	$37.03

Total Investment
Return: (b)		Based on net asset value per unit ^	8.68%	40.81%	(13.64%)	7.80%

Ratios: (c)(d)		Net expenses to average net assets - net of waived and/or reimbursed expenses	1.77%	1.76%	1.88%	2.15%
		Gross expenses to average net assets	2.47%	3.14%	2.72%	3.27%
		Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(1.44%)	(1.38%)	(1.33%)	(1.84%)

Supplemental		Net assets, end of period (in thousands)	$2,658	$2,445	$1,737	$2,011

Data:	(e)	Portfolio turnover	37.63%	65.62%	76.07%	124.60%

	^	Total investment return excludes the effects of sales charges.

	(a)	Based on average outstanding units of 54,310 for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends. Investment return is not annualized for the period from April 1, 2024, to September 30, 2024.

	(c)	Based on average net assets of $2,520,841, $2,028,454, $1,653,329, and $2,100,811 for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, respectively. Ratios for the period from April 1, 2024, to September 30, 2024, were annualized using a 365-day base.

	(d)	The effect of the expenses waived for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 0.70%, 1.38%, 0.84%, and 1.12%, respectively.

	(e)	Portfolio turnover is not annualized for the period from April 1, 2024, to September 30, 2024.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Value Portfolio I - Financial Highlights	(continues)

			Class A Units

			For the period from April 1, 2024, to September 30, 2024 (Unaudited)	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit		Net asset value, beginning of period	$25.42	$23.44	$25.89	$22.93

Operating		Net investment income (loss)	0.01	0.06	0.02	(0.02)
Performance: (a)		Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	1.67	1.94	(2.47)	3.00

		Total from investment operations	1.68	2.00	(2.45)	2.98
		Less: Dividends from net investment income to common unitholders	(0.07)	(0.02)	-	(0.02)

		Net asset value, end of period	$27.03	$25.42	$23.44	$25.89

Total Investment
Return: (b)		Based on net asset value per unit ^	6.63%	8.52%	(9.46%)	12.99%

Ratios: (c)(d)		Net expenses to average net assets - net of waived and/or reimbursed expenses	1.77%	1.77%	1.81%	1.75%
		Gross expenses to average net assets	2.65%	3.03%	2.63%	2.82%
		Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	0.10%	0.27%	(0.07%)	(0.09%)

Supplemental		Net assets, end of period (in thousands)	$4,660	$4,574	$5,306	$6,193

Data:	(e)	Portfolio turnover	3.55%	9.02%	2.81%	12.17%

	^	Total investment return excludes the effects of sales charges.

	(a)	Based on average outstanding units of 174,765; 200,581; 230,480; and 246,603 for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022.

	(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends. Investment return is not annualized for the period from April 1, 2024, to September 30, 2024.

	(c)	Based on average net assets of $4,429,791, $4,725,566, $5,422,365, and $6,148,778 for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, respectively. Ratios for the period from April 1, 2024, to September 30, 2024, were annualized using a 365-day base.

	(d)	The effect of the expenses waived for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 0.88%, 1.26%, 0.82%, and 1.07%, respectively.

	(e)	Portfolio turnover is not annualized for the period from April 1, 2024, to September 30, 2024.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Value Portfolio I - Financial Highlights	(concluded)

			Class L Units

			For the period from April 1, 2024, to September 30, 2024 (Unaudited)	For the fiscal year ended March 31, 2024		For the fiscal year ended March 31, 2023		For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit		Net asset value, beginning of period	$24.55	$22.63		$25.01		$22.22

Operating		Net investment income (loss)	0.01	0.06		0.00	*	(0.12)
Performance: (a)		Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	1.61	1.86		(2.38)		2.91

		Total from investment operations	1.62	1.92		(2.38)		2.79
		Less: Dividends from net investment income to common unitholders	(0.06)	0.00	**	-

		Net asset value, end of period	$26.11	$24.55		$22.63		$25.01

Total Investment
Return: (b)		Based on net asset value per unit ^	6.62%	8.50%		(9.52%)		12.56%

Ratios: (c)(d)		Net expenses to average net assets - net of waived and/or reimbursed expenses	1.77%	1.77%		1.87%		2.15%

		Gross expenses to average net assets	2.65%	3.06%		2.69%		3.32%

		Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	0.10%	0.27%		(0.01%)		(0.49%)

Supplemental		Net assets, end of period (in thousands)	$1,873	$1,757		$1,619		$1,790

Data:	(e)	Portfolio turnover	3.55%	9.02%		2.81%		12.17%

	*	Net investment income for the fiscal year ended March 31, 2023, amounted to $0.002.

	**	Dividends from net investment income to common unitholders for the fiscal year ended March 31, 2024, amounted to $0.002.

	^	Total investment return excludes the effects of sales charges.

	(a)	Based on average outstanding units of 71,670; 71,569; 71,563; and 71,563 for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022.

	(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends. Investment return is not annualized for the period from April 1, 2024, to September 30, 2024.

	(c)	Based on average net assets of $1,755,482, $1,629,491, $1,622,972, and $1,727,903 for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, respectively. Ratios for the period from April 1, 2024, to September 30, 2024, were annualized using a 365-day base.

	(d)	The effect of the expenses waived for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 0.88%, 1.29%, 0.82%, and 1.17%, respectively.

	(e)	Portfolio turnover is not annualized for the period from April 1, 2024, to September 30, 2024.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Mid Cap Core Portfolio I - Financial Highlights	(continues)

			Class A Units

			For the period from April 1, 2024, to September 30, 2024 (Unaudited)	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit		Net asset value, beginning of period	$46.58	$36.79	$38.48	$37.50

Operating		Net investment income (loss)	(0.13)	(0.34)	(0.33)	(0.38)
Performance: (a)		Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	0.14	10.13	(1.36)	1.36

		Total from investment operations	0.01	9.79	(1.69)	0.98

		Net asset value, end of period	$46.59	$46.58	$36.79	$38.48

Total Investment Return: (b)		Based on net asset value per unit ^	0.02%	26.61%	(4.39%)	2.61%

Ratios: (c)(d)		Net expenses to average net assets - net of waived and/or reimbursed expenses	1.76%	1.75%	1.80%	1.75%
		Gross expenses to average net assets	2.83%	3.28%	2.76%	2.80%
		Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(0.82%)	(0.85%)	(0.92%)	(0.97%)

Supplemental		Net assets, end of period (in thousands)	$3,181	$3,402	$3,761	$4,234

Data:	(e)	Portfolio turnover	4.98%	16.54%	18.48%	101.44%

^	Total investment return excludes the effects of sales charges.

(a)	Based on average outstanding units of 95,964; 87,649; 106,117; and 113,446 for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends. Investment return is not annualized for the period from April 1, 2024, to September 30, 2024.

(c)	Based on average net assets of $3,117,616, $3,491,475, $3,836,236, and $4,496,162 for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, respectively. Ratios for the period from April 1, 2024, to September 30, 2024, were annualized using a 365-day base.

(d)	The effect of the expenses waived for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 1.07%, 1.53%, 0.96%, and 1.05%, respectively.

(e)	Portfolio turnover is not annualized for the period from April 1, 2024, to September 30, 2024.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Mid Cap Core Portfolio I - Financial Highlights	(concluded)

			Class L Units

			For the period from April 1, 2024, to September 30, 2024 (Unaudited)	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit		Net asset value, beginning of period	$41.06	$32.44	$33.95	$33.22

Operating		Net investment income (loss)	(0.16)	(0.30)	(0.31)	(0.48)
Performance: (a)		Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	0.17	8.92	(1.20)	1.21

		Total from investment operations	0.01	8.62	(1.51)	0.73

		Net asset value, end of period	$41.07	$41.06	$32.44	$33.95

Total Investment Return: (b)		Based on net asset value per unit ^	0.03%	26.57%	(4.45%)	2.20%

Ratios: (c)(d)		Net expenses to average net assets - net of waived and/or reimbursed expenses	1.76%	1.75%	1.86%	2.15%
		Gross expenses to average net assets	2.83%	3.33%	2.83%	3.30%
		Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(0.82%)	(0.84%)	(0.98%)	(1.37%)

Supplemental		Net assets, end of period (in thousands)	$1,727	$1,727	$1,364	$1,428

Data:	(e)	Portfolio turnover	4.98%	16.54%	18.48%	101.44%

	^	Total investment return excludes the effects of sales charges.

	(a)	Based on average outstanding units of 42,055 for the period from April 1, 2024, to September 30, 2024, and for fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends. Investment return is not annualized for the period from April 1, 2024, to September 30, 2024.

	(c)	Based on average net assets of $1,651,427, $1,484,347, $1,339,166, and $1,473,501 for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, respectively. Ratios for the period from April 1, 2024, to September 30, 2024, were annualized using a 365-day base.

	(d)	The effect of the expenses waived for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 1.07%, 1.58%, 0.97%, and 1.15%, respectively.

	(e)	Portfolio turnover is not annualized for the period from April 1, 2024, to September 30, 2024.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Small Cap Core Portfolio I - Financial Highlights

			Class A Units

			For the period from April 1, 2024, to September 30, 2024 (Unaudited)	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit		Net asset value, beginning of period	$30.30	$29.04	$30.79	$30.63

Operating		Net investment income (loss)	(0.12)	(0.20)	(0.21)	(0.30)
Performance: (a)		Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	1.07	1.46	(1.54)	0.46

		Total from investment operations	0.95	1.26	(1.75)	0.16

		Net asset value, end of period	$31.25	$30.30	$29.04	$30.79

Total Investment Return: (b)		Based on net asset value per unit ^	3.13%	4.34%	(5.71%)	0.56%

Ratios: (c)(d)		Net expenses to average net assets - net of waived and/or reimbursed expenses	1.77%	1.76%	1.82%	1.75%
		Gross expenses to average net assets	3.24%	3.97%	3.06%	2.81%
		Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(0.78%)	(0.72%)	(0.74%)	(0.96%)

Supplemental		Net assets, end of period (in thousands)	$2,870	$2,916	$3,074	$3,643

Data:	(e)	Portfolio turnover	1.00%	25.08%	31.79%	146.86%

	^	Total investment return excludes the effects of sales charges.

	(a)	Based on average outstanding units of 93,661; 101,120; 110,524; and 126,041 for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends. Investment return is not annualized for the period from April 1, 2024, to September 30, 2024.

	(c)	Based on average net assets of $2,805,683, $2,882,874, $3,100,291, and $3,904,319 for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, respectively. Ratios for the period from April 1, 2024, to September 30, 2024, were annualized using a 365-day base.

	(d)	The effect of the expenses waived for the period from April 1, 2024, to September 30, 2024, and for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 1.47%, 2.21%, 1.24%, and 1.06%, respectively.

	(e)	Portfolio turnover is not annualized for the period from April 1, 2024, to September 30, 2024.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents International Portfolio I

Schedule of Investments				September 30, 2024 (Unaudited)

COMMON STOCKS - 76.26% of net assets applicable to common unitholders
Shares			Issuer	Value

Australia - 1.34% of net assets applicable to common unitholders
Oil and Gas Extraction - 1.76% of total investments
7,277		B	Santos Limited - Sponsored ADR	$34,639

Total Australia (cost $43,777)				$34,639

Belgium - 4.07% of net assets applicable to common unitholders
Chemicals & Allied - 2.35% of total investments
513		B	UCB SA - Sponsored ADR	$46,273

Depository Institutions - 2.98% of total investments
1,475		B	KBC Group NV - Sponsored ADR	58,587

Total Belgium (cost $75,521)				$104,860

Canada - 1.37% of net assets applicable to common unitholders
Metal Mining - 1.80% of total investments
438			Agnico Eagle Mines Limited	$35,285

Total Canada (cost $26,335)				$35,285

England - 13.45% of net assets applicable to common unitholders
Food and Kindred Products - 2.54% of total investments
356	B		Diageo PLC - Sponsored ADR	$49,961

Depository Institutions - 3.21% of total investments
5,187	B		Barclays PLC - Sponsored ADR	63,022

Engineering, Accounting, Research, Management, and Related Services - 2.28% of total investments
653	B		Intertek Group PLC - Sponsored ADR	44,731

Miscellaneous Services - 2.28% of total investments
1,744	B		SSE PLC - Sponsored ADR	44,891

Personal Care Services - 2.26% of total investments
4,202			Haleon PLC	44,457

Security & Commodity Brokers, Dealers, Exchanges and Services - 2.91% of total investments
1,648	B		London Stock Exchange Group, Inc - Sponsored ADR	57,268

Wholesale Trade Non-Durable Goods - 2.15% of total investments
890	B		Bunzl PLC - Sponsored ADR	42,204

Total England (cost $309,123)				$346,534

France - 9.56% of net assets applicable to common unitholders
Oil and Gas Extraction - 2.37% of total investments
722	B	A	TotalEnergies SE - Sponsored ADR	$46,656

Aircraft Engines - 1.86% of total investments
1,157	B		Thales S.A. - Sponsored ADR	36,631

Transportation Equipment - 2.02% of total investments
1,084	B		Airbus SE - Sponsored ADR	39,599

Fabricated Metal Products, except Machinery and Transportation Equipment - 1.66% of total investments
213	B		LVMH Moët Hennessy - Louis Vuitton, Société Européenne - Sponsored ADR	32,719

Chemicals & Allied - 1.61% of total investments
817	B		L’Air Liquide S.A. - Sponsored ADR	31,577

Business Services - 3.01% of total investments
1,368	B		Capgemini SE - Sponsored ADR	59,125

Total France (cost $201,926)				$246,307

Germany - 10.43% of net assets applicable to common unitholders
Auto, Dealers & Gas - 1.88% of total investments
4,672	B		Dr. Ing. h.c. F. Porsche - Sponsored ADR	$36,909

Wholesale Trade-Durable Goods - 1.16% of total investments
5,511	B		PUMA SE - Sponsored ADR	22,816

Electric, Gas, & Sanitary Services - 2.06% of total investments
1,113	B		RWE Aktiengesellschaft - Sponsored ADR	40,523

Electronic & Equipment - 1.90% of total investments
1,061	B		Infineon Technologies AG - Sponsored ADR	37,262

Business Services - 2.16% of total investments
185	B		SAP SE - Sponsored ADR	42,384

Railroad Transportation - 2.48% of total investments
2,197	B		Knorr-Bremse AG - Sponsored ADR	48,642

Chemicals & Allied - 2.05% of total investments
1,138	B		Merck Kommanditgesellschaft auf Aktien - Sponsored ADR	40,262

Total Germany (cost $249,044)				$268,798

Hong Kong - 1.28% of net assets applicable to common unitholders
Insurance Carriers - 1.28% of total investments
935	B		AIA Group Limited - Sponsored ADR	$$32,903

Total Hong Kong (cost $34,648)				$32,903

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents International Portfolio I

Schedule of Investments	(concluded)	September 30, 2024 (Unaudited)

Shares		Issuer			Value

Ireland - 3.21% of net assets applicable to common unitholders
Depository Institutions - 2.11% of total investments
3,681	B	Bank of Ireland Group PLC - Sponsored ADR			$41,374

Food and Kindred Products - 2.10% of total investments
400	B	Kerry Group PLC - Sponsored ADR			41,336

Total Ireland (cost $72,434)					$82,710

Japan - 11.58% of net assets applicable to common unitholders
Industrial & Commercial Machinery & Computer Equipment - 1.15% of total investments
255	B	Tokyo Electron Limited - Sponsored ADR			$22,652

Electronic & Equipment - 3.88% of total investments
438	B	Sony Group Corp - Sponsored ADR			42,298
3,230	B	Nidec Corporation - Sponsored ADR			33,915

Chemicals & Allied - 1.93% of total investments
1,575	B	Chugai Pharmaceutical Co., Ltd. - Sponsored ADR			37,942

Miscellaneous Retail - 2.04% of total investments
2,408	B	MonotaRO Co., Ltd. - Sponsored ADR			40,141

Real Estate - 2.29% of total investments
2,863	B	Mitsubishi Estate Co., Ltd. - Sponsored ADR			45,035

Miscellaneous Manufacturing Industries - 1.74% of total investments
2,572	B	Nintendo Co., Ltd. - Sponsored ADR			34,259

Measuring, Analytics, & Control Instruments - 2.15% of total investments
2,255	B	Terumo Corp. - Sponsored ADR			42,214

Total Japan (cost $245,639)					$298,456

Netherlands - 4.49% of net assets applicable to common unitholders
Insurance Carriers - 3.78% of total investments
4,094	B	ING Groep N.V. - Sponsored ADR			$74,347

Agricultural Services - 2.11% of total investments
3,742		CNH Industrial N.V.			41,536

Total Netherlands (cost $89,774)					$115,883

Norway - 1.31% of net assets applicable to common unitholders
Insurance Carriers - 1.73% of total investments
1,339	B	Equinor ASA - Sponsored ADR			$33,917

Total Norway (cost $43,125)					$33,917

Singapore - 3.50% of net assets applicable to common unitholders
Depository Institutions - 2.30% of total investments
383	B	DBS Group Holdings Limited - Sponsored ADR			$45,183

Telecommunications -Other - 2.29% of total investments
1,797	B	Singapore Telecommunications Limited - Sponsored ADR			44,925

Total Singapore (cost $54,592)					$90,108

Switzerland - 6.34% of net assets applicable to common unitholders
Chemicals & Allied - 5.15% of total investments
1,530	B	Roche Holding AG - Sponsored ADR			$61,124
348	B	Novartis AG - Sponsored ADR			40,027

Holdging & Other Investment Offices- 1.45% of total investments
407	B	Temenos AG - Sponsored ADR			28,433

Food and Kindred Products - 1.72% of total investments
335	B	Nestle SA - Sponsored ADR			33,724

Total Switzerland (cost $115,544)					$163,308

Taiwan - 1.14% of net assets applicable to common unitholders
Depository Institutions - 1.49% of total investments
169	B	Taiwan Semiconductor Manufacturing Company Limited - Sponsored ADR			$29,350

Total Taiwan (cost $12,308)					$29,350

United States - 3.19% of net assets applicable to common unitholders
Heavy Construction other than Building Construction Contractors - 2.18% of total investments
1,973	B	Epiroc AB - Sponsored ADR			$42,755

Food and Kindred Products - 2.00% of total investments
2,207	B	Berry Corporation - Sponsored ADR			39,346

Total United States (cost $80,440)					$82,101

TOTAL COMMON STOCKS (cost $1,694,230)					$1,965,159

		Total investments (76.26% of net assets)			$1,965,159
		Other assets less liabilities (23.74% of net assets)			611,797

		Net assets applicable to common unitholders - 100%			$2,576,956

Open Futures		Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
3 Equity Index Contracts		E-Mini MSCI EAFE Index Contracts	12/20/24	$373,185	$7,140

		The underlying notional amount at value of open long futures contracts is 14.48% of net assets applicable to common unitholders.
	A	Non-dividend producing security.

	B	A Sponsored ADR is an American Depository Receipt (“ADR”) that is issued through the cooperation of the company whose stock will be the underlying asset.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Core Portfolio I

Schedule of Investments			(continued)	September 30, 2024 (Unaudited)

COMMON STOCKS - 82.03% of net assets applicable to common unitholders
Shares		Issuer		Value

Ireland - 1.09% of net assets applicable to common unitholders
Transportation Equipment - 1.32% of total investments
247		Eaton Corporation PLC		$81,866

Total Ireland (cost $56,776)				$81,866

United States - 80.94% of net assets applicable to common unitholders		(continued)
Building Materials - 1.93% of total investments
220		Home Depot, Inc.		$89,144
80		The Sherwin-Williams Company		30,534

Business Services - 16.21% of total investments
1,097		Microsoft Corp.		472,039
1,834	A	Alphabet, Inc. Class A		304,169
230		Datadog, Inc.		26,464
122	A	Adobe, Inc.		63,169
215		Oracle Corporation		36,636
125		United Rentals, Inc.		101,216

Chemicals & Allied - 7.98% of total investments
183		Eli Lilly and Company		162,127
165	A	Vertex Pharmaceuticals, Inc.		76,738
410		Merck & Co.		46,560
587		AbbVie, Inc.		115,921
370		DuPont de Nemours, Inc.		32,971
185		Amgen, Inc.		59,609

Communications - 3.12% of total investments
485		T-Mobile US, Inc.		100,085
265		American Tower Corporation		61,628
700		Verizon Communications, Inc.		31,437

Computer Integrated Systems Design - 0.91% of total investments
200		CrowdStrike Holdings, Inc.		56,094

Depository Institutions - 5.44% of total investments
325		The Goldman Sachs Group, Inc.		160,911
835		JPMorgan Chase & Co.		176,068

Eating & Drinking Places- 1.95% of total investments
195		McDonald’s Corp.		59,379
1,060		Chipotle Mexican Grill, Inc.		61,077

Electronic and other Electrical Equipment and Components, except Computer Equipment - 0.59% of total investments
370		Vertiv Holdings Co.		36,811

Electronic & Equipment - 11.73% of total investments
220	A	Advanced Micro Devices, Inc		36,098
917		Broadcom, Inc.		158,183
390		Micron Technology, Inc.		40,447
3,730		NVIDIA Corp.		452,971
150		GE Vernova, Inc.		38,247

Electric, Gas, and Sanitary Services - 1.32% of total investments
315		Constellation Energy Corp.		81,906

Engineering, Accounting, Research, Management, and Related Services - 0.57% of total investments
66		Martin Marietta Materials, Inc.		35,525

Food and Kindred Products - 2.07% of total investments
1,780		The Coca-Cola Company		127,911

General Merchandise Store - 4.75% of total investments
112		Costco Wholesale Corporation		99,290
1,525		Walmart, Inc.		123,144
460		Target Corporation		71,696

Industrial & Commercial Machinery & Computer Equipment - 9.04% of total investments
1,975		Apple, Inc.		460,175
200	A	Palo Alto Networks, Inc.		68,360
80		Caterpillar, Inc.		31,290

Insurance Carriers - 5.59% of total investments
191		UnitedHealth Group, Inc.		111,674
287		The Cigna Group		99,428
710		The Allstate Corporation		134,652

Local and Suburban Transit - 1.40% of total investments
1,150		Uber Technologies, Inc.		86,434

Measuring, Analytics, & Control Instruments - 1.52% of total investments
1,125	A	Boston Scientific Co.		94,275

Miscellaneous Retail - 5.00% of total investments
1,660	A	Amazon.com, Inc.		309,308

Miscellaneous Services- 3.75% of total investments
302	A	Meta Platforms, Inc.		172,877
66	A	ServiceNow, Inc.		59,030

Motion Pictures - 1.76% of total investments
154	A	Netflix, Inc.		109,228

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Core Portfolio I

Schedule of Investments			(concluded)		September 30, 2024 (Unaudited)

Shares		Issuer			Value
United States - 80.94% of net assets applicable to common unitholders		(concluded)

Non-Depository Institution - 2.10% of total investments
480		American Express Company			$130,176

Petroleum Refining & Related Industries - 2.46% of total investments
558		ConocoPhillips			58,746
800		Exxon Mobil Corp.			93,776

Security & Commodity Brokers, Dealers, Exchanges and Services - 3.83% of total investments
720		Morgan Stanley			75,053
840		The Charles Schwab Corp.			54,440
825		KKR & Co., Inc.			107,729

Transportation Equipment - 2.82% of total investments
270	A	Tesla, Inc.			70,640
860		RTX Corporation			104,198

Wholesale Trade - 0.81% of total investments
102		McKesson Corp.			50,426

Total United States (cost $3,616,980)					$6,108,120

TOTAL COMMON STOCKS (cost $3,673,756)					$6,189,986

		Total investments (82.03% of net assets)			$6,189,986
		Other assets less liabilities (17.97% of net assets)			1,356,334

		Net assets applicable to common unitholders - 100%			$7,546,320

Open Futures		Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
4 Equity Index Contracts		E-Mini S&P 500 Index	12/20/24	$1,161,950	$22,150

		The underlying notional amount at value of open long futures contracts is 15.40% of net assets applicable to common unitholders.

	A Non-dividend producing security.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Growth Portfolio I

Schedule of Investments		(continued)	September 30, 2024 (Unaudited)

COMMON STOCKS - 81.42% of net assets applicable to common unitholders
Shares		Issuer	Value

Canada - 1.81% of net assets applicable to common unitholders
Business Services - 1.12% of total investments
1,016		Shopify, Inc.	$81,422

Electric, Gas, & Sanitary Services - 1.11% of total investments
450		Waste Connections, Inc.	80,469

Total Canada (cost $143,365)			$161,891

Ireland - 2.88% of net assets applicable to common unitholders
Transportation Equipment - 1.65% of total investments
361		Eaton Corp.	$119,650

Industrial & Commercial Machinery & Computer Equipment - 1.89% of total investments
354	A	Trane Technologies PLC	137,610

Total Ireland (cost $208,750)			$257,260

Luxembourg - 2.04% of net assets applicable to common unitholders
Business Services - 2.50% of total investments
494		Spotify Technology, S.A.	$182,054

Total Luxembourg (cost $145,852)			$182,054

Netherlands - 0.85% of net assets applicable to common unitholders
Industrial & Commercial Machinery & Computer Equipment - 1.04% of total investments
91	B	ASML Holding N.V. - Sponsored ADR	$75,826

Total Netherlands (cost $65,542)			$75,826

United States - 73.84% of net assets applicable to common unitholders

Auto, Dealers & Gas - 1.19% of total investments
75	A	O’Reilly Automotive, Inc	$86,370

Business Services - 28.03% of total investments
155	A	Synopsys, Inc.	78,490
525	A	Workday, Inc.	128,315
1,188	A	Alphabet, Inc. Class A	197,030
942	A	Alphabet, Inc. Class C	157,493
2,125		Microsoft Corp.	914,388
66		Fair Isaac Corp.	128,272
523		Oracle Corp.	89,119
345		Mastercard Incorporated	170,361
120	A	Adobe, Inc.	62,134
182		Intuit, Inc.	113,022

Chemicals & Allied - 3.46% of total investments
206		Eli Lilly and Company	182,504
251		Alnylam Pharmaceuticals, Inc.	69,033

Eating and Drinking Places - 2.63% of total investments
1,701	A	Chipotle Mexican Grill, Inc.	98,012
960		Starbucks, Corp.	93,590

Electronic and Equipment - 16.67% of total investments
344		Texas Instruments, Inc.	71,060
4,693		NVIDIA Corp.	569,918
801	A	Advanced Micro Devices, Inc.	131,428
1,696		Broadcom, Inc.	292,560
780		General Electric Company	147,092

Hotels, Rooming Houses, Camps, and Other Lodging Places - 1.03% of total investments
326		Hilton Worldwide Holdings, Inc.	75,143

Industrial & Commercial Machinery & Computer Equipment - 8.11% of total investments
2,080		Apple, Inc.	484,640
129		Lam Research Corp.	105,274

Local and Suburban Transit - 1.52% of total investments
1,468	A	Uber Technologies, Inc.	110,335

Measuring, Analytics, & Control Instruments - 4.40% of total investments
839	A	Boston Scientific Corp.	70,308
241		Stryker Corp.	87,064
331	A	Intuitive Surgical, Inc.	162,610

Mining and Quarrying of Nonmetallic Minerals, Except Fuels - 0.96% of total investments
280		Vulcan Materials Company	70,120

Miscellaneous Retail - 8.29% of total investments
3,237	A	Amazon.com, Inc.	603,150

Miscellaneous Services - 7.04% of total investments
141	A	ServiceNow, Inc.	126,109
674	A	Meta Platforms, Inc.	385,825

Motion Pictures - 1.81% of total investments
186	A	Netflix, Inc.	131,924

Security & Commodity Brokers, Dealers, Exchanges and Services - 3.50% of total investments
1,117		KKR & Co. Inc.	145,858
53		MercadoLibre, Inc.	108,754

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Growth Portfolio I

Schedule of Investments		(concluded)			September 30, 2024 (Unaudited)

United States - 73.84% of net assets applicable to common unitholders		(concluded)

Transportation Equipment - 1.52% of total investments
423	A	Tesla, Inc.			$110,669

Transportation Services - 0.52% of total investments
9		Booking Holdings, Inc.			37,910

Total United States (cost $4,307,184)					$6,595,884

TOTAL COMMON STOCKS (cost $4,870,693)					$7,272,915

		Total investments (81.42% of net assets)			$7,272,915
		Other assets less liabilities (18.58% of net assets)			1,659,903

		Net assets applicable to common unitholders - 100%			$8,932,818

Open Futures		Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
7 Equity Index Contracts		Russell 1000 Mini Index	12/20/24	$ 1,336,825	$32,935

		The underlying notional amount at value of open long futures contracts is 14.97% of net assets applicable to common unitholders.

	A Non-dividend producing security.

	B A Sponsored ADR is an American Depository Receipt (“ADR”) that is issued through the cooperation of the company whose stock will be the underlying asset.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Value Portfolio I

Schedule of Investments					September 30, 2024 (Unaudited)
COMMON STOCKS- 78.73% of net assets applicable to common unitholders

Shares		Issuer			Value
England - 1.80% of net assets applicable to common unitholders

Food and Kindred Products - 2.29% of total investments
839	B	Diageo PLC - Sponsored ADR			$117,745

Total England (cost $102,189)					$117,745

Ireland - 1.49% of net assets applicable to common unitholders

Electronic & Equipment - 1.89% of total investments
644		TE Connectivity, PLC			$97,238

Total Ireland (cost $97,426)					$97,238

Japan - 2.46% of net assets applicable to common unitholders

Miscellaneous Manufacturing Industries - 3.12% of total investments
12,043	B	Nintendo Co., Ltd. - Sponsored ADR			$160,413

Total Japan (cost $159,730)					$160,413

Switzerland - 1.68% of net assets applicable to common unitholders

Food and Kindred Products - 2.14% of total investments
1,092	B	Nestlé, S.A. - Sponsored ADR			$109,932

Total Switzerland (cost $100,449)					$109,932

United States - 71.30% of net assets applicable to common unitholders

Building Materials - 7.05% of total investments
826		Lowe’s Companies, Inc.			$223,722
1,947		Fastenal Company			139,055

Business Services - 7.46% of total investments
456		Microsoft Corp.			196,217
2,241		Fidelity National Information Services, Inc			187,684

Chemicals & Allied - 11.77% of total investments
1,532		Merck & Co.			173,974
845		Air Products and Chemicals, Inc.			251,590
1,108		Johnson & Johnson			179,562

Communications - 4.20% of total investments
1,023		Crown Castle International Corp.			121,358
2,263		Comcast Corp.			94,526

Electric, Gas, & Sanitary Services - 2.30% of total investments
2,046		Dominion Resources, Inc.			118,238

Eating and Drinking Places- 3.12% of total investments
1,648		Starbucks Corp.			160,664

Electronic & Equipment - 4.69% of total investments
1,167		Texas Instruments, Inc.			241,067

Engineering, Accounting, Research, Management, and Related Services - 2.98% of total investments
1,144		Paychex, Inc.			153,513

Industrial & Commercial Machinery & Computer Equipment - 8.37% of total investments
2,588		Cisco Systems, Inc.			137,733
1,256		Apple, Inc.			292,648

Insurance Carriers - 11.95% of total investments
557	A	Berkshire Hathaway, Inc.			256,365
884		Cincinnati Financial Corp.			120,330
937		The Progressive Corporation			237,773

Measuring, Analytics, & Control Instruments - 3.08% of total investments
300		Northrop Grumman Corp.			158,421

Motor Freight Transportation and Warehousing - 2.37% of total investments
895		United Parcel Service, Inc.			122,024

Petroleum Refining & Related Industries - 2.67% of total investments
933		Chevron Corp.			137,403

Railroad Transportation - 3.99% of total investments
825		Norfolk Southern Corp.			205,013

Security & Commodity Brokers, Dealers, Exchanges and Services - 7.72% of total investments
249		BlackRock, Inc.			236,428
2,475		The Charles Schwab Corp.			160,405

Tobacco Products - 6.85% of total investments
2,294		Altria Group, Inc.			117,086
1,938		Phillip Morris International, Inc.			235,273

Total United States (cost $2,874,862)					$4,658,072

TOTAL COMMON STOCKS (cost $3,334,656)					$5,143,400

		Total investments (78.73% of net assets)			$5,143,400
		Other assets less liabilities (21.27% of net assets)			1,389,658

		Net assets applicable to common unitholders - 100%			$6,533,058

Open Futures	Issuer		Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
12 Equity Index Contracts	Russell 1000 Mini Index		12/20/24	$1,131,120	$16,980

	The underlying notional amount at value of open long futures contracts is 17.31% of net assets applicable to common unitholders.
	A	Non-dividend producing security.

	B	A Sponsored ADR is an American Depository Receipt (“ADR”) that is issued through the cooperation of the company whose stock will be the underlying asset.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Mid Cap Core Portfolio I

Schedule of Investments		(continued)	September 30, 2024 (Unaudited)

COMMON STOCKS - 80.97% of net assets applicable to common unitholders
Shares		Issuer	Value

Ireland - 2.78% of net assets applicable to common unitholders
Measuring, Analytics, & Control Instruments - 3.44% of total investments
563		Steris PLC	$136,550

Total Ireland (cost $104,156)			$136,550

Netherlands - 3.21% of net assets applicable to common unitholders
Business Services - 3.96% of total investments
1,663	A	AerCap Holdings N.V.	$157,519

Total Netherlands (cost $92,662)			$157,519

United States - 74.98% of net assets applicable to common unitholders
Amusement and Recreation Services- 3.63% of total investments
1,068		Churchill Downs, Inc.	$144,404

Business Services - 6.87% of total investments
2,293	A	Copart, Inc.	120,153
1,825		Fidelity National Information Services, Inc	152,844

Chemicals & Allied - 2.40% of total investments
173		NewMarket Corp.	95,477

Communications - 3.18% of total investments
1,065		Crown Castle, Inc.	126,341

Electronic & Equipment - 13.38% of total investments
1,985		Amphenol Corp.	129,343
1,401		Otis Worldwide Corp.	145,620
1,126		Skyworks Solutions, Inc.	111,215
241		Lennox International, Inc.	145,634

Fabricated Metal Products - 2.01% of total investments
1,178	A	Ball Corp.	79,998

Food and Kindred Products - 6.55% of total investments
909		Brown-Forman Corp.	44,723
1,248		Lamb Weston Holdings, Inc.	80,796
1,163	A	Post Holdings, Inc.	134,617

Furtinure & Fixtures - 3.08% of total investments
2,244		Tempur Sealy International, Inc.	122,522

General Merchandise Store - 2.16% of total investments
1,222	A	Dollar Tree, Inc.	85,931

Holdging & Other Investment Offices - 3.46% of total investments
1,104	A	CBRE Group, Inc.	137,426

Industrial & Commercial Machinery & Computer Equipment - 1.26% of total investments
827	A	BellRing Brands, Inc.	50,215

Insurance Agents, Brokers and Services - 3.28% of total investments
1,903		Moelis & Company	130,375

Insurance Carriers - 2.34% of total investments
682		Cincinnati Financial Corp.	92,834

Measuring, Analytics, & Control Instruments - 7.47% of total investments
294	A	Waters Corp.	105,808
1,164		Bruker Corporation	80,386
697	A	Keysight Technologies, Inc	110,774

Mining and Quarrying of Nonmetallic Minerals, Except Fuels - 3.07% of total investments
488		Vulcan Materials Company	122,210

Miscellaneous Manufacturing Industries - 6.45% of total investments
1,245		Armstrong World Industries, Inc.	163,630
1,281		Hasbro, Inc.	92,642

Motor Freight Transportation and Warehousing - 2.19% of total investments
438		Old Dominion Freight Line, Inc.	87,004

Personal Services- 2.37% of total investments
475		UniFirst Corp.	94,359

Primary Metal Industry - 3.32% of total investments
741		M&T Bank Corp.	131,987

Rubber and Miscellaneous Plastic Products - 7.08% of total investments
692		AptarGroup, Inc.	110,851
1,517		Entegris, Inc.	170,708

Wholesale Trade-Durable Goods - 7.03% of total investments
1,595		Allison Transmission Holdings, Inc.	153,232
335		Pool, Corp.	126,228

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Mid Cap Core Portfolio I

Schedule of Investments	(concluded)			September 30, 2024 (Unaudited)

United States - 74.98% of net assets applicable to common unitholders (concluded)

Total United States (cost $3,044,603)				$3,680,287

TOTAL COMMON STOCK (cost $3,241,421)				$3,974,356

	Total investments (80.97% of net assets)			$3,974,356
	Other assets less liabilities (19.03% of net assets)			934,092

	Net assets applicable to common unitholders - 100%			$4,908,448

Open Futures	Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
2 Equity Index Contracts	E-Mini S&P Midcap 400 Index	12/20/24	$629,720	$12,200

	The underlying notional amount at value of open long futures contracts is 12.83% of net assets applicable to common unitholders.

	A Non-dividend producing security.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Small Cap Core Portfolio I

Schedule of Investments		(continued)	September 30, 2024 (Unaudited)

COMMON STOCKS - 76.95% of net assets applicable to common unitholders
Shares		Issuer	Value

Bermuda - 4.55% of net assets applicable to common unitholders
Insurance Carriers - 5.91% of total investments
920		AXIS Capital Holdings Ltd.	$73,241
210		RenaissanceRe Holdings Ltd.	57,204

Total Bermuda (cost $79,839)			$130,445

United States - 72.40% of net assets applicable to common unitholders (continued)
Auto, Dealers & Gas - 2.54% of total investments
2,300		Magnolia Oil & Gas Corp.	$56,166

Business Services - 8.92% of total investments
430		Insperity, Inc.	37,840
1,180	A	Envestnet, Inc	73,892
690	A	AMN Healthcare Services, Inc.	29,249
600	A	ASGN, Inc.	55,938

Chemicals & Allied - 2.63% of total investments
520		Cabot Corp.	58,120

Depository Institutions - 9.97% of total investments
770		Prosperity Bancshares, Inc.	55,494
810	A	Texas Capital Bancshares, Inc.	57,883
1,450		United Bankshares, Inc.	53,795
1,820		United Community Banks, Inc.	52,926

Electronic & Equipment - 11.57% of total investments
490		Advanced Energy Industries, Inc.	51,568
660	A	Diodes, Inc.	42,299
800	A	Rambus, Inc.	33,776
280		Universal Display Corp.	58,772
1,560	A	Tower Semiconductor Ltd	69,046

Electric, Gas & Sanitary Services - 5.00% of total investments
510		IDACORP, Inc.	52,576
1,490		Avista Corp.	57,738

Engineering, Accounting, Research, Management, and Related Services - 7.63% of total investments
740	A	WNS (Holdings) Limited	39,005
1,990	A	Exelixis, Inc.	51,641
1,670	A	Forrester Research, Inc.	30,077
510	A	NV5 Global, Inc.	47,675

Food Stores - 1.09% of total investments
4,160	A	The Duckhorn Portfolio, Inc	24,170

Health Services - 7.09% of total investments
1,840		HealthStream, Inc.	53,066
610		U.S. Physical Therapy, Inc.	51,624
390	A	Addus HomeCare Corp.	51,882

Holding & Other Investments Offices- 7.05% of total investments
6,890	A	InnovAge Holding Corp.	41,340
3,090		NETSTREIT Corp.	51,078
470		Innovative Industrial Properties, Inc.	63,262

Hotels, Rooming Houses, Camps and Other Lodging Places- 2.73% of total investments
760		Monarch Casino & Resort, Inc.	60,245

Industrial & Commercial Machinery & Computer Equipment - 1.88% of total investments
230		Alamo Group, Inc.	41,430

Insurance Carriers- 8.02% of total investments
850		First American Financial Corp.	56,109
260		Reinsurance Group of America, Inc.	56,646
1,340	A	Frontdoor, Inc.	64,307

Measuring, Analytics & Controls Instruments - 3.01% of total investments
930	A	Globus Medical, Inc.	66,532

Miscellaneous Manufacturing Industries - 1.54% of total investments
940		Johnson Outdoors, Inc.	34,028

Personal Services - 1.60% of total investments
3,160	A	Healthcare Services Group, Inc.	35,297

Real Estate - 2.14% of total investments
1,192		Marcus & Millichap, Inc.	47,239

Social Services - 2.59% of total investments
700	A	HealthEquity, Inc.	57,295

Transportation Equipment - 4.80% of total investments
1,620		Gentex Corp.	48,098
1,540	A	Atmus Filtration Technologies Inc	57,793

Transportation Services - 2.31% of total investments
1,120		Hub Group, Inc.	50,904

Total United States (cost $2,029,587)			$2,077,821

TOTAL COMMON STOCKS (cost $2,109,426)			$2,208,266

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Small Cap Core Portfolio I

Schedule of Investments		(concluded)			September 30, 2024 (Unaudited)

		Total investments (76.95% of net assets)			$2,208,266
		Other assets less liabilities (23.05% of net assets)			661,443

		Net assets applicable to common unitholders - 100%			$2,869,709

Open Futures		Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
4 Equity Index Contracts		Russell 2000 Mini Index	12/20/24	$449,660	$6,850

		The underlying notional amount at value of open long futures contracts is 15.67% of net assets applicable to common unitholders.

	A	Non-dividend producing security.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents	September 30, 2024 (Unaudited)

Statement of Assets and Liabilities	(continued)

		International Portfolio I	Large Cap Core Portfolio I	Large Cap Growth Portfolio I	Large Cap Value Portfolio I

Assets:
	Investments at market value	$1,965,159	$6,189,986	$7,272,915	$5,143,400
	Cash and cash equivalents	560,660	1,252,057	1,532,995	1,276,409
	Cash restricted for futures contracts	51,835	118,390	137,111	137,418
	Due from broker	8,595	17,750	26,635	13,320
	Variation margin receivable	-	4,400	6,300	3,660
	Interest and dividends receivable	3,144	1,839	794	8,409
	Receivable for operating expenses reimbursed	29,974	25,936	23,987	11,668
	Prepaid and other assets	3,844	3,657	4,440	2,610

	Total assets	2,623,211	7,614,015	9,005,177	6,596,894

Liabilities:	Investment advisory fees payable	849	2,431	2,853	2,115
	Variation margin payable	1,455	-	-	-
	Professional fees	34,639	47,612	49,867	45,921
	Sub-transfer agent fees	2,472	2,506	2,462	2,476
	Reporting fees	5,160	11,852	13,487	10,496
	Directors’ fees	481	1,354	1,525	1,138
	Accrued expenses and other liabilities	1,199	1,940	2,165	1,690

	Total liabilities	46,255	67,695	72,359	63,836

Net Assets Applicable to Common Unitholders		$2,576,956	$7,546,320	$8,932,818	$6,533,058

Net Assets Applicable to Common Unitholders:
	Paid-in-Capital	$2,134,200	$1,667	$1,740	$2,441
	Total Distributable Earnings (Accumulated Loss)	442,756	7,544,653	8,931,078	6,530,617

	Net assets applicable to common unitholders	$2,576,956	$7,546,320	$8,932,818	$6,533,058

	Net assets per class:
	Class A units	$2,576,956	$5,019,772	$6,275,060	$4,660,039
	Class L units	-	2,526,548	2,657,758	1,873,019

	Net assets applicable to common unitholders	$2,576,956	$7,546,320	$8,932,818	$6,533,058

	Units outstanding at end of the year:
	Class A units	235,653	112,436	119,736	172,424
	Class L units	-	54,318	54,311	71,722

	Net asset value per unit:
	Class A units	$10.94	$44.65	$52.41	$27.03
	Class L units	$-	$46.51	$48.94	$26.11

	Maximum public offering price per unit:
	Class A units (net asset value divided by 0.95)	$11.51	$47.00	$55.17	$28.45

	Investments at cost	$1,694,230	$3,673,756	$4,870,693	$3,334,656

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents	September 30, 2024 (Unaudited)

Statement of Assets and Liabilities (concluded)

		Mid Cap	Small Cap
		Core Portfolio I	Core Portfolio I

Assets:
	Investments at market value	$3,974,356	$2,208,266
	Cash and cash equivalents	877,815	582,207
	Cash restricted for futures contracts	75,394	84,567
	Due from broker	11,460	6,010
	Variation margin receivable	740	840
	Interest and dividends receivable	1,685	2,780
	Receivable for operating expenses reimbursed	23,848	29,640
	Prepaid and other assets	2,108	1,635
	Total assets	4,967,406	2,915,945

Liabilities:	Investment advisory fees payable	1,575	938
	Professional fees	43,430	35,711
	Sub-transfer agent fees	2,477	2,487
	Reporting fees	8,867	5,592
	Directors’ fees	1,002	537
	Custodian fees	328	181
	Accrued expenses and other liabilities	1,279	790
	Total liabilities	58,958	46,236

Net Assets Applicable to Common Unitholders		$4,908,448	$2,869,709

Net Assets Applicable to Common Unitholders:
	Paid-in -Capital	$1,104	$918
	Total Distributable Earnings (Accumulated Loss)	4,907,344	2,868,791
	Net assets applicable to common unitholders	$4,908,448	$2,869,709

	Net assets per class:
	Class A units	$3,181,145	$2,869,709
	Class L units	1,727,303	-
	Net assets applicable to common unitholders	$4,908,448	$2,869,709

	Units outstanding at end of the year:
	Class A units	68,280	91,825
	Class L units	42,055	-

	Net asset value per unit:
	Class A units	$46.59	$31.25
	Class L units	$41.07	$-

	Maximum public offering price per unit:
	Class A units (net asset value divided by 0.95)	$49.04	$32.90

	Investments at cost	$3,241,421	$2,109,426

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents		For the period from April 1, 2023 to September 30, 2023 (Unaudited)

Statement of Operations (continued)

		International	Large Cap	Large Cap	Large Cap
		Portfolio I	Core Portfolio I	Growth Portfolio I	Value Portfolio I

Investment income:	Interest from unaffiliated issuers	$231	$604	$751	$573
	Dividends	39,287	30,049	14,781	64,520
	Tax withheld	(7,678)	(3,133)	(1,632)	(7,317)
	Total income	$31,840	$27,520	$13,900	$57,776

Expenses:	Investment advisory fees	$12,624	$36,396	$42,903	$30,855
	Administration fees	1,904	5,479	6,462	4,645
	Sub-transfer agent fees	7,580	7,579	7,580	7,580
	Custodian fees	406	1,147	1,320	979
	Professional fees	14,305	30,186	33,902	26,590
	Directors’ fees and expenses	1,246	3,490	4,018	3,007
	Reporting fees	2,652	4,924	5,457	4,409
	Insurance expenses	825	2,164	2,500	2,059
	Other	593	1,424	1,767	1,554
	Total expenses	42,135	92,789	105,909	81,678
	Waived fees and reimbursed expenses*	(19,815)	(28,712)	(30,193)	(26,954)
	Net expenses after waived fees and reimbursed expenses	22,320	64,077	75,716	54,724

Net Investment Income (Loss):		9,520	(36,557)	(61,816)	3,052

Realized Gain (Loss) &	Net realized gain (loss) on investments	136,500	498,810	516,734	48,118
Unrealized Appreciation	Net realized gain (loss) on futures contracts	12,441	77,100	102,582	63,721
(Depreciation) on Investments	Change in unrealized net appreciation (depreciation) on investments	24,157	63,726	161,027	313,300
and Futures Contracts:	Change in unrealized net appreciation (depreciation) on futures contracts	2,500	(2,400)	7,603	(21,136)
	Net gain (loss) on investments and futures contracts	175,598	637,236	787,946	404,003

	Net increase (decrease) in net assets resulting from operations applicable to common unitholders	$185,118	$600,679	$726,130	$407,055

	* Refer to Note 2 for expenses subject to future reimbursement by the Portfolios

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents	For the period from April 1, 2023 to September 30, 2023 (Unaudited)

Statement of Operations (concluded)

		Mid Cap	Small Cap
		Core Portfolio I	Core Portfolio I

Investment income:	Interest from unaffiliated issuers	$410	$256
	Dividends	24,944	15,055
	Tax withheld	(2,847)	(1,421)
	Total income	$22,507	$13,890

Expenses:	Investment advisory fees	$23,837	$13,991
	Administration fees	3,589	2,109
	Sub-transfer agent fees	7,580	7,580
	Custodian fees	795	454
	Professional fees	22,627	15,328
	Directors’ fees and expenses	2,428	1,388
	Reporting fees	3,842	2,801
	Insurance expenses	1,610	968
	Other	983	667
	Total expenses	67,291	45,286
	Waived fees and reimbursed expenses*	(25,360)	(20,509)
	Net expenses after waived fees and reimbursed expenses	41,931	24,777

Net Investment Loss:		(19,424)	(10,887)

Realized Gain (Loss) & Unrealized	Net realized gain (loss) on investments	81,336	17,975
Appreciation (Depreciation)	Net realized gain (loss) on futures contracts	8,271	19,990
on Investments and Futures	Change in unrealized net appreciation (depreciation) on investments	(54,287)	73,849
Contracts:	Change in unrealized net appreciation (depreciation) on futures contracts	(21,331)	(14,125)
	Net gain (loss) on investments and futures contracts	13,989	97,689

	Net increase (decrease) in net assets resulting from operations applicable to common unitholders	$(5,435)	$86,802

	* Refer to Note 2 for expenses subject to future reimbursement by the Portfolios

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Statement of Changes in Net Assets		International Portfolio I

		For the period from
		April 1, 2024, to	For the fiscal year
		September 30, 2024	ended March 31, 2024
		(Unaudited)
Increase (Decrease) in Net Assets:

	Net investment income (loss)	$9,520	$5,781
	Net realized gain (loss) on investments	136,500	130,715
	Net realized gain (loss) on futures contracts	12,441	49,639
	Change in unrealized net appreciation (depreciation) on investments	24,157	87,618
	Change in unrealized net appreciation (depreciation) on futures contracts	2,500	(16,690)

	Net increase (decrease) in net assets resulting from operations	185,118	257,063

Dividends to Common

Unitholders From	Class A	(5,701)	(721)

Net Investment Income:

Units

transactions-net :	Class A	(207,321)	(691,124)

Net Assets:
	Net increase (decrease) in net assets applicable to common unitholders	(27,904)	(434,782)

	Balance at the beginning of the period/year	2,604,860	3,039,642

	Balance at the end of period/year	$2,576,956	$2,604,860

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Statement of Changes in Net Assets		Large Cap Core Portfolio I

		For the period from
		April 1, 2024 to	For the fiscal year
		September 30, 2024	ended March 31, 2024
Increase (Decrease) in Net Assets:		(Unaudited)

	Net investment income ( loss)	$(36,557)	$(59,658)
	Net realized gain (loss) on investments	498,810	283,208
	Net realized gain (loss) on futures contracts	77,100	279,405
	Change in unrealized net appreciation (depreciation) on investments	63,726	1,354,340
	Change in unrealized net appreciation (depreciation) on futures contracts	(2,400)	(37,763)

	Net increase (decrease) in net assets resulting from operations	600,679	1,819,532

Units	Class A	(399,894)	(573,240)
transactions-net:	Class L	-	-

		(399,894)	(573,240)

Net Assets:
	Net increase (decrease) in net assets applicable to common unitholders	200,785	1,246,292

	Balance at the beginning of the period/year	7,345,535	6,099,243

	Balance at the end of period/year	$7,546,320	$7,345,535

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Statement of Changes in Net Assets		Large Cap Growth Portfolio I

		For the period from
		April 1, 2024 to	For the fiscal year
		September 30, 2024	ended March 31, 2024
		(Unaudited)
Increase (Decrease) in Net Assets:

	Net investment income (loss)	$(61,816)	$(107,374)
	Net realized gain (loss) on investments	516,734	770,270
	Net realized gain (loss) on futures contracts	102,582	466,738
	Change in unrealized net appreciation (depreciation) on investments	161,027	1,633,035
	Change in unrealized net appreciation (depreciation) on futures contracts	7,603	(79,669)

	Net increase (decrease) in net assets resulting from operations	726,130	2,683,000

Units	Class A	(324,133)	(1,351,375)
transactions-net :	Class L	-	-

		(324,133)	(1,351,375)

Net Assets:
	Net increase (decrease) in net assets applicable to common unitholders	401,997	1,331,625

	Balance at the beginning of the period/year	8,530,821	7,199,196

	Balance at the end of period/year	$8,932,818	$8,530,821

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Statement of Changes in Net Assets		Large Cap Value Portfolio I

		For the period from
		April 1, 2024 to	For the fiscal year
		September 30, 2024	ended March 31, 2024
Increase (Decrease) in Net Assets:		(Unaudited)

	Net investment income (loss)	$3,052	$17,243
	Net realized gain (loss) on investments	48,118	397,711
	Net realized gain (loss) on futures contracts	63,721	166,666
	Change in unrealized net appreciation (depreciation) on investments	313,300	(70,992)
	Change in unrealized net appreciation (depreciation) on futures contracts	(21,136)	(15,289)

	Net increase (decrease) in net assets resulting from operations	407,055	495,339

Dividends to Common
Unitholders From	Class A	(12,443)	(3,464)
Net Investment Income:	Class L	(4,366)	(171)

		(16,809)	(3,635)

Units	Class A	(191,704)	(1,086,590)
transactions-net :	Class L	3,710	146

		(187,994)	(1,086,444)

Net Assets:
	Net increase (decrease) in net assets applicable to common unitholders	202,252	(594,740)

	Balance at the beginning of the period/year	6,330,806	6,925,546

	Balance at the end of period/year	$6,533,058	$6,330,806

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Statement of Changes in Net Assets		Mid Cap Core Portfolio I

		For the period from
		April 1, 2024 to	For the fiscal year
		September 30, 2024	ended March 31, 2024
Increase (Decrease) in Net Assets:		(Unaudited)

	Net investment income (loss)	$(19,424)	$(42,331)
	Net realized gain (loss) on investments	81,336	275,680
	Net realized gain (loss) on futures contracts	8,271	134,843
	Change in unrealized net appreciation (depreciation) on investments	(54,287)	829,686
	Change in unrealized net appreciation (depreciation) on futures contracts	(21,331)	(8,569)

	Net increase (decrease) in net assets resulting from operations	(5,435)	1,189,309

Units	Class A	(214,850)	(1,185,621)
transactions-net :	Class L	-	-

		(214,850)	(1,185,621)

Net Assets:

	Net increase (decrease) in net assets applicable to common unitholders	(220,285)	3,688

	Balance at the beginning of the period/year	5,128,733	5,125,045

	Balance at the end of period/year	$4,908,448	$5,128,733

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Statement of Changes in Net Assets		Small Cap Core Portfolio I

		For the period from
		April 1, 2024 to	For the fiscal year
		September 30, 2024	ended March 31, 2024
Increase (Decrease) in Net Assets:		(Unaudited)

	Net investment income (loss)	$(10,887)	$(20,615)
	Net realized gain (loss) on investments	17,975	(105,507)
	Net realized gain (loss) on futures contracts	19,990	51,775
	Change in unrealized net appreciation (depreciation) on investments	73,849	183,259
	Change in unrealized net appreciation (depreciation) on futures contracts	(14,125)	4,895

	Net increase (decrease) in net assets resulting from operations	86,802	113,807

Units	Class A	(132,903)	(272,467)
transactions-net :	Class L	-	-

		(132,903)	(272,467)

Net Assets:

	Net increase (decrease) in net assets applicable to common unitholders	(46,101)	(158,660)

	Balance at the beginning of the period/year	2,915,810	3,074,470

	Balance at the end of period/year	$2,869,709	$2,915,810

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2024, to September 30, 2024 (Unaudited)

1.	Reporting Entity and Significant Accounting Policies:

Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) is a non-diversified open-end investment trust, established under the laws of the Commonwealth of Puerto Rico (the “Commonwealth” or “Puerto Rico”) and is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), as of May 19, 2021. Prior to such date and since inception, the Fund was registered and operated under the Puerto Rico Investment Companies Act of 1954, as amended. The Fund was incorporated on March 22, 2004, and commenced operations on June 22, 2004.

Since May 19, 2021, the Fund consists of six separately managed pools of assets (each a “Portfolio”). Each Portfolio is a management investment company registered under the 1940 Act. An investor may invest in one or more of the following Portfolios:

International Portfolio I

Large Cap Core Portfolio I

Large Cap Growth Portfolio I

Large Cap Value Portfolio I

Mid Cap Core Portfolio I

Small Cap Core Portfolio I

Units of each Portfolio are offered separately. Each Portfolio’s investment objective is long-term growth of capital. There is no assurance that the Portfolios will achieve their investment objective.

Each Portfolio is divided into a Puerto Rico securities portion (the “Puerto Rico Securities Portion”) and an equity portion consisting of non-Puerto Rico equity securities (the “Equity Portion”). The Fund uses a variation of what has been termed a “multi manager” approach with regard to the Equity Portion of each Portfolio. The Equity Portion of each Portfolio is managed by a sub-adviser. The Fund has established six separate custody accounts (each an “Account”) at JPMorgan Chase Bank, N.A. (each Portfolio’s sub-custodian). UBS Asset Managers of Puerto Rico (“UBS AMPR” or the “Investment Adviser”) has established the specific investment style for each Account and chose the sub-advisers.

On May 24, 2018, the Economic Growth, Regulatory Relief, and Consumer Protection Act (Pub. L. No. 115-174) was signed into law and amended the 1940 Act to repeal the exemption from its registration of investment companies created under the laws of Puerto Rico, the U.S. Virgin Islands, or any other U.S. possession under Section 6(a)(1) thereof. The repeal of the exemption took effect on May 24, 2021. Upon the Fund’s registration under the 1940 Act, it must now register its future offerings of securities under the Securities Act of 1933, as amended (the “1933 Act”), absent an available exception. The Fund has suspended the trading of its securities pending registration under 1933 Act.

The following is a summary of the Fund’s significant accounting policies:

Use of Estimates in Financial Statements Preparation

The Fund is an investment company that applies the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Net Asset Value per Unit

The net asset value (“NAV”) per unit of each Portfolio is determined daily by UBS Trust Company of Puerto Rico (“UBSTC” or the “Administrator” or the “Transfer Agent”) after the close of trading on the New York Stock Exchange (“NYSE”), or if such day is not a business day in New York or Puerto Rico, on the next succeeding business day. The NAV per unit is computed by dividing the total assets of each Portfolio, less its liabilities, by the total number of outstanding units of such Portfolio.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2024, to September 30, 2024 (Unaudited)

Cash and Cash Equivalents

The Fund considers highly liquid investments with original maturities at the time of purchase of three months or less to be cash equivalents.

Valuation of Investments

The Fund’s portfolio securities are valued by UBSTC on the basis of valuations provided by pricing services or dealers which were approved by Fund management and the Board of Directors (the “Board”). Specifically, equity securities are valued based on the last quoted sales prices as of the close of trading on the valuation date. Valuation adjustments are limited to those necessary to ensure that the financial instrument’s fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, constraints on liquidity, and unobservable parameters that are applied consistently.

The Investment Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Investment Adviser and approved by the Board. The policies and procedures set forth the mechanisms and processes to be employed on a daily basis related to the valuation of portfolio securities for the purpose of determining the NAV of each Portfolio of the Fund. The Committee reports to the Board on a regular basis. At September 30, 2024, no securities were fair valued by the Committee.

GAAP provides a framework for measuring fair value and expands disclosures about fair value measurements and requires disclosure surrounding the various inputs that are used in determining the fair value of the Fund’s investments. These inputs are summarized in three broad levels listed below.

●

Level 1 - Quoted prices in active markets for identical assets and liabilities at the measurement date. An active market is one in which transactions for the asset occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

●

Level 2 - Significant inputs other than quoted prices included in Level 1 that are observable (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.), either directly or indirectly.

●

Level 3 - Significant unobservable inputs, for example, inputs derived through extrapolation that cannot be corroborated by observable market data. These are developed based on the best information available in the circumstances, which might include UBSTC’s own data. Level 3 inputs will consider the assumptions that market participants would use in pricing the asset, including assumptions about risk (e.g., credit risk, model risk, etc.).

The Fund maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Fair value is based upon quoted market prices when available.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Committee. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results. Therefore, the estimated fair value may materially differ from the value that could actually be realized on sale.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Following is a description of the Fund’s valuation methodologies used for assets measured at fair value:

Equity securities: Equity securities with quoted market prices obtained from an active exchange market are classified as Level 1.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2024, to September 30, 2024 (Unaudited)

Long Futures contracts: Long futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade and are classified as Level 1.

The following is a summary of the inputs used as of September 30, 2024, in valuing the Fund’s assets carried at fair value:

	Investments in Securities				Investments in Long Futures Contracts
Portfolios	Level 1	Level 2	Level 3	Sub-Total	Level 1	Total
	Common Stocks				Long Futures Contracts*
International Portfolio I	$1,952,851	-	-	$1,952,851	$7,140	$1,959,991
Large Cap Core Portfolio I	6,189,986	-	-	6,189,986	22,150	6,212,136
Large Cap Growth Portfolio I	7,272,915	-	-	7,272,915	32,935	7,305,850
Large Cap Value Portfolio I	5,143,400	-	-	5,143,400	16,980	5,160,380
Mid Cap Core Portfolio I	3,974,356	-	-	3,974,356	12,200	3,986,556
Small Cap Core Portfolio I	2,208,266	-	-	2,208,266	6,850	2,215,116

*

Includes cumulative appreciation (depreciation) of long futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities in variation margin receivable/payable.

There were no Level 3 securities for the period from April 1, 2024, to September 30, 2024.

No securities transferred between fair value hierarchy levels for the period from April 1, 2024, to September 30, 2024.

Taxation

As a registered investment company under the 1940 Act, each Portfolio will not be subject to Puerto Rico income tax for any taxable year if it distributes at least 90% of its taxable net investment income for such year, as determined for these purposes pursuant to section 1112.01(a)(2) of the Puerto Rico Internal Revenue Code of 2011, as amended. Accordingly, as each Portfolio intends to meet this distribution requirement, the income earned by each Portfolio is not subject to Puerto Rico income tax at the Fund level.

The current investments do not have foreign tax implications.

In addition, in the opinion of the Fund’s legal counsel, the Fund is not required to file a U.S. federal income tax return. Each Portfolio is, however, subject to a 30% U.S. federal income tax on certain types of income from sources within the United States, such as dividends and interest. However, interest that qualifies as “portfolio interest” is not subject to the 30% income tax. In addition, dividends from sources within the United States may qualify for a reduced 10% income tax rate if certain conditions are met. Such income is reflected in the Statement of Operations net of the applicable U.S. federal tax withholding. Individual unitholders may be subject to an alternate basic tax on certain fund distributions. Puerto Rico entities taxed as corporations are entitled to claim a deduction of 85% of the amount received as dividends, but no greater than 85% of the corporation’s net income. Fund unitholders are advised to consult their own tax advisers.

Distributions to Unitholders

Each Portfolio intends to distribute to its unitholders substantially all of such Portfolio’s net income; provided, however, that such Portfolio may elect to distribute less of its net income if, in the judgment of the Investment Adviser, such reduced distribution is in the best economic interests of such Portfolio’s unitholders. Such distributions, if any, shall be paid by the Fund on no less than an annual basis. Distributions on units will be reinvested automatically in full or fractional units of the same Portfolio at the NAV per unit determined on the ex-dividend date. For the International Portfolio I and Large Cap Value Portfolio I dividends were paid on May 20, 2024.

Units Subscriptions and Redemptions

The Fund intends to offer two classes of units of Common Stock: Class A units and Class L units. Units are generally sold at their NAV, which is determined daily after the close of trading on the NYSE (or if such day is not a business day in New York or Puerto Rico, on the next succeeding business day). In the event that at any time there are no issued and outstanding units of a particular class of a Portfolio of the Fund, units of such

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2024, to September 30, 2024 (Unaudited)

class of such Portfolio will be sold at $10.00 per unit. Once any units of such class of such Portfolio are sold and the proceeds are invested by the Portfolio, and so long as any units of such class of such Portfolio are outstanding, all future sales of units of such class of such Portfolio shall be sold at NAV. Assuming that there are outstanding units of each class for each Portfolio, (i) Class A units are sold at NAV with an initial sales charge of up to 5.00% and are only available to investors investing more than $5,000, with a minimum of $500 in a given Portfolio and are subject to a minimum balance requirement of $500 in a given Portfolio and (ii) Class L units are sold at NAV with no initial sales charge and are available to investors investing more than $1,000,000, with a minimum of $500 in a given Portfolio, and are subject to a minimum balance requirement of $500 in a given Portfolio. Subsequent purchases of Class A and Class L units in a given Portfolio must be made in amounts of at least $100.

Class A and Class L units may charge a redemption fee of 1.00% and 1.25%, respectively. No redemption fees were collected from Class A and Class L for the period from April 1, 2024, to September 30, 2024.

Long Futures Contracts

Long futures contracts provide for the future exchange of a specified security at a specified future time and at a specified price. Stock index long futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Upon entering into a financial long futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss which includes the daily variation margin until the contract is closed out, at which time the Fund realizes a gain or loss. There are several risks accompanying the utilization of long futures contracts. First, positions in long futures contracts may be closed only on an exchange. While the Fund plans to utilize long futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time.

Furthermore, because, by definition, long futures contracts look to projected price levels in the future and not to current levels or valuation, market circumstances may result in there being a discrepancy between the price of the future and the movement in the underlying instrument or index. The absence of a perfect price correlation between the futures contract and its underlying instrument or index could stem from investors choosing to close long futures contracts by offsetting transactions rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and the futures market.

Most U.S. futures exchanges limit the amount of fluctuation permitted in long futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a long futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of long futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Long futures contract prices have occasionally moved to the daily limit on several consecutive trading days with little or no trading, thereby preventing prompt liquidation of long futures positions and subjecting some long futures traders to substantial losses.

The Portfolios enter into stock index long futures contracts that are traded on public exchanges. By investing in long futures contracts, the Investment Adviser attempts to achieve a risk and return profile for the Portfolios that approximates the result that might be achieved by investing the assets of the Puerto Rico Securities Portion in the securities comprising the stock index used as a benchmark for the relevant investment strategy and investing the assets of the Equity Portion in the assets selected by the sub-advisers or the Investment Adviser, as the case may be.

Other

Investment transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Realized gains and losses on investment transactions are determined on the average cost method for the long futures contracts, and equity securities. Interest income is accrued on a daily basis, except when collection is not expected. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2024, to September 30, 2024 (Unaudited)

securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Dividends received from entities outside Puerto Rico are presented net of any applicable withholding taxes.

Income and expenses of each Portfolio, other than class-specific expenses, and realized and unrealized gains and losses on investments, are allocated daily to each class of units based upon the NAV of outstanding units of each class at the beginning of the day. Fund expenses are allocated between each Portfolio based upon the total assets of each Portfolio.

2.	Investment Advisory, Administrative, Custodian, Distribution, Unit Holder Servicing, and Transfer Agency Agreements, and Other Transactions with Affiliates

Investment Advisory Fees

The Fund has entered into an investment advisory agreement with the Investment Adviser to provide investment advisory services to the Fund in exchange for a fee not to exceed 1.00% of each Portfolio’s average weekly net assets. UBS AMPR provides day-to-day management of the Puerto Rico Securities Portion of each Portfolio. With respect to the Equity Portion of each Portfolio, which consists entirely of non-Puerto Rico securities, the Fund has entered into investment sub-advisory agreements with various sub-advisers.

The sub-advisers for the Equity Portion of each Portfolio are the following:

Portfolios	Portfolio Manager

International Portfolio I	Cambiar Investors, LLC
Large Cap Core Portfolio I	Atalanta Sosnoff Capital, LLC
Large Cap Growth Portfolio I	Winslow Capital Management, LLC
Large Cap Value Portfolio I	The London Company of Virginia, LLC
Mid Cap Core Portfolio I	The London Company of Virginia, LLC
Small Cap Core Portfolio I	Cambiar Investors, LLC

These sub-advisers are responsible for the day-to-day investment management of the Equity Portion of each Portfolio. From the total advisory fee, the Investment Adviser pays the sub-advisers a fee in accordance with the terms of the respective sub-advisory agreements.

For the period from April 1, 2024, to September 30, 2024, gross, waived, and net investment advisory fees, calculated as a percentage of average weekly net assets, are indicated below:

	International Portfolio I	Large Cap Core Portfolio I	Large Cap Growth Portfolio I	Large Cap Value Portfolio I

Annual Gross Fees	$12,624	$36,396	$42,903	$30,855
Fees waived by Investment Adviser	(7,574)	(21,838)	(25,742)	(18,514)

Net fees	$5,050	$14,558	$17,161	$12,341

Effective annual rate	0.20%	0.20%	0.20%	0.20%

	Mid Cap Core Portfolio I	Small Cap Core Portfolio I

Annual Gross Fees	$23,837	$13,991
Fees waived by Investment Adviser	(14,302)	(8,394)

Net fees	$9,535	$5,597

Effective annual rate	0.20%	0.20%

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2024, to September 30, 2024 (Unaudited)

Administration Fees

UBSTC also provides administrative, custody, and transfer agency services (collectively “Administration Fees”) pursuant to Administration, Custodian and Transfer Agency, Registrar, and Shareholder Servicing Agreements. The transfer agent has engaged BNY Mellon Investment Servicing US Inc. (“BNYM”) to act as recordkeeping and shareholder servicing agent for the Fund. The compensation paid by the Fund to the transfer agent under the Amended and Restated Transfer Agency, Registrar, and Shareholder Servicing Agreement is equal to the compensation that the transfer agent is required to pay to BNYM, from time to time, for services to the Fund. UBSTC provides facilities and personnel to the Fund for the performance of Administrator duties. The administration fees will not exceed 0.15% of a Portfolio’s average weekly net assets. For the period from April 1, 2024, to September 30, 2024, gross, waived, and net Administration Fees, calculated as a percentage of average weekly net assets, are indicated below:

	International Portfolio I	Large Cap Core Portfolio I	Large Cap Growth Portfolio I	Large Cap Value Portfolio I

Annual Gross Fees	$1,904	$5,479	$6,462	$4,645
Fees waived by Administrator	(1,904)	(5,479)	(6,462)	(4,645)

Net fees	$-	$-	$-	$-

Effective annual rate	0.00%	0.00%	0.00%	0.00%

	Mid Cap Core Portfolio I	Small Cap Core Portfolio I

Annual Gross Fees	$3,589	$2,109
Fees waived by Administrator	(3,589)	(2,109)

Net fees	$-	$-

Effective annual rate	0.00%	0.00%

Expense Limitation Agreement

UBSTC and the Fund have entered into an agreement (the “Expense Limitation Agreement”) whereby UBSTC agrees to reduce its compensation as set forth in the Investment Advisory Agreement and to assume all or a portion of the ordinary operating expenses of the Fund (subject to future reimbursement by the Fund), including but not limited to shareholder services, custodial and transfer agency fees, legal, regulatory, and accounting fees, printing costs, and registration fees, but excluding taxes, leverage, interest, brokerage commissions, dividends or interest expenses on short positions acquired fund fees and expenses and extraordinary expenses (collectively, the “Other Expenses”) to the extent necessary to maintain the Fund’s total annual fund operating expenses less Other Expenses at a level which is no greater than 1.75% of the net assets attributable to total annual Fund operating expenses. UBSTC shall be entitled to recoup such amounts as such time as the net total expenses for the Fund fall below the expense limitation for the annual period, provided that (i) such recoupment does not cause the Fund’s net total expenses to exceed (a) the expense limitation at the time the fees are waived or (b) the expense limitation in effect at the time of such reimbursement and (ii) the recoupment is made within three years of the date as of which UBSTC reduced its compensation and/or assumed the expense. The recoupment of prior year expenses totaled $2,014 for the period from April 1, 2024, to September 30, 2024. The excess expenses potentially reimbursable by UBSTC at September 30, 2024, are approximately $470,000 and are distributed as reflected in the table that follows. The Expense Limitation Agreement is effective through June 30, 2025, and may be renewed upon Board approval.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2024, to September 30, 2024 (Unaudited)

International Portfolio I	09/30/25	09/30/26	09/30/27	Large Cap Core Portfolio I	09/30/25	09/30/26	09/30/27

Class A units	$16,632	$20,289	$43,867	Class A units	$13,412	$11,834	$29,610
Class L units	-	-	-	Class L units	7,325	4,886	13,418

Total	$16,632	$20,289	$43,867		$20,737	$16,720	$43,028

Large Cap Growth Portfolio I	09/30/25	09/30/26	09/30/27	Large Cap Value Portfolio I	09/30/25	09/30/26	09/30/27

Class A units	$11,688	$13,918	$31,979	Class A units	$6,261	$18,108	$26,070
Class L units	6,906	4,427	12,239	Class L units	4,576	5,598	9,777

Total	$18,594	$18,345	$44,218		$10,837	$23,706	$35,847

Mid Cap Core Portfolio I	09/30/25	09/30/26	09/30/27	Small Cap Core Portfolio I	09/30/25	09/30/26	09/30/27

Class A units	$9,844	$16,885	$27,237	Class A units	$16,657	$20,189	$43,488
Class L units	5,421	6,251	12,988	Class L units	-	-	-

Total	$15,265	$23,136	$40,225		$16,657	$20,189	$43,488

The net effect of the Expense Limitation Agreement was to decrease the operating expenses of the Fund and increase net investment gain for the period from April 1, 2024, to September 30, 2024.

Directors’ Fees

Certain Fund officers are also officers of UBSTC. The six independent directors of the Fund’s Board are paid based upon an agreed fee of $1,000 per fund for each quarterly Board meeting, $500 for each special Board meeting, and $500 per fund for each quarterly Audit Committee meeting. For the period from April 1, 2024, to September 30, 2024, the independent directors of the Fund were paid an aggregate compensation of $15,577. The Directors fee payable amounted to $6,037 as of September 30, 2024.

Other Transactions

During the period from April 1, 2024, to September 30, 2024, all purchases and sales of equity securities were investments in unaffiliated parties.

Affiliate-Other:

The Fund has cash due from UBSTC amounting to $5,529,759, consisting of a cash portion that is invested in an overnight swift account for operational purposes, as follows:

Portfolio	Due from affiliate
International Portfolio I	$388,360
Large Cap Core Portfolio I	1,192,840
Large Cap Grow th Portfolio	1,501,248
Large Cap Value Portfolio I	1,143,752
Mid Cap Core Portfolio I	807,716
Small Cap Core Portfolio I	495,843

3. Unit Transactions

Unit transactions for the period from April 1, 2024, to September 30, 2024, and for the fiscal year ended March 31, 2024, were as follows:

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2024, to September 30, 2024 (Unaudited)

International Portfolio I:
	For the period from April 1, 2024,		For the fiscal year ended
	to September 30, 2024		March 31, 2024
	Units	Amount	Units	Amount

Class A:
Units Sold	-	$-	-	$-
Units Redeemed	(20,389)	(211,847)	(72,454)	(691,668)
Units Reinvested	432	4,526	57	544
Net decrease from capital share transactions	(19,957)	$(207,321)	(72,397)	$(691,124)

Large Cap Core Portfolio I:
	For the period from April 1, 2024,		For the fiscal year ended
	to September 30, 2024		March 31, 2024
	Units	Amount	Units	Amount

Class A:
Units Sold	-	$-	-	$-
Units Redeemed	(9,507)	(399,894)	(15,990)	(573,240)
Net decrease from capital share transactions	(9,507)	$(399,894)	(15,990)	$(573,240)

Large Cap Growth Portfolio I:
	For the period from April 1, 2024,		For the fiscal year ended
	to September 30, 2024		March 31, 2024
	Units	Amount	Units	Amount

Class A:
Units Sold	-	$-	-	$-
Units Redeemed	(6,470)	(324,133)	(33,277)	(1,351,375)
Net decrease from capital share transactions	(6,470)	$(324,133)	(33,277)	$(1,351,375)

Large Cap Value Portfolio I:
	For the period from April 1, 2024,		For the fiscal year ended
	to September 30, 2024		March 31, 2024
	Units	Amount	Units	Amount

Class A:
Units Sold	-	$-	-	$-
Units Redeemed	(7,868)	(200,253)	(46,553)	(1,089,052)
Units Reinvested	491	12,259	106	2,462
Net decrease from capital share transactions	(7,377)	$(187,994)	(46,447)	$(1,086,590)
Class L:
Units Sold	-	$-	-	$-
Units Redeemed	-	-	-	-
Units Reinvested	-	-	22	146
Net decrease from capital share transactions	-	$-	22	$146

Mid Cap Core Portfolio I:
	For the period from April 1, 2024,		For the fiscal year ended
	to September 30, 2024		March 31, 2024
	Units	Amount	Units	Amount

Class A:
Units Sold	-	$-	-	$-
Units Redeemed	(4,752)	(214,850)	(29,181)	(1,185,621)
Net decrease from capital share transactions	(4,752)	$(214,850)	(29,181)	$(1,185,621)

Small Cap Core Portfolio I:
	For the period from April 1, 2024,		For the fiscal year ended
	to September 30, 2024		March 31, 2024
	Units	Amount	Units	Amount

Class A:
Units Sold	-	$-	-	$-
Units Redeemed	(4,411)	(132,903)	(9,649)	(272,467)
Net decrease from capital share transactions	(4,411)	$132,903)	(9,649)	$(272,467)

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2024, to September 30, 2024 (Unaudited)

Since April 2016, there are no Class L units outstanding for the International Portfolio I. However, Class L units are presently offered for purchase at a par value of $10.00 per unit.

Since December 2018, there are no Class L units outstanding for the Small Cap Core Portfolio I. However, Class L units are presently offered for purchase at a par value of $10.00 per unit.

4. Securities Transactions

The cost of portfolio securities purchased and proceeds from sales of portfolio securities for the period from April 1, 2024, to September 30, 2024, were as follows:

Portfolios	Purchases	Sales

International Portfolio I	372,780	446,247
Large Cap Core Portfolio I	1,634,468	1,509,596
Large Cap Grow th Portfolio I	2,873,995	2,614,026
Large Cap Value Portfolio I	173,475	244,898
Mid Cap Core Portfolio I	194,605	290,899
Small Cap Core Portfolio I	21,580	43,777

5. Long Futures Contracts

The Fund engaged in the following transactions as of September 30, 2024, related to long futures contracts:

International Portfolio I	No. of Contracts	Notional Amount at Cost	Net Unrealized Gain (Loss)	Variation Margin
				Asset	Liability
Balance at March 31, 2024	4	$466,500	$4,640	$-	$1,700
Purchases	7	835,125
Sales	(8)	(935,580)

Balance at end of the year*	3	$366,045	$7,140	$-	$1,455
* At September 30, 2024, the Portfolio had 3 Equity Index E-Mini MSCI EAFE long futures contracts that expire on December 20, 2024.

Large Cap Core Portfolio I	No. of Contracts	Notional Amount at Cost	Net Unrealized Gain (Loss)	Variation Margin
				Asset	Liability
Balance at March 31, 2024	4	$1,036,750	$24,550	$-	$7,512
Purchases	8	2,249,250
Sales	(8)	(2,146,200)

Balance at end of the year*	4	$1,139,800	$22,150	$4,400	$-
* At September 30, 2024, the Portfolio had 4 Equity Index E-Mini S&P 500 long futures contracts that expire on December 20, 2024.

Large Cap Growth Portfolio I	No. of Contracts	Notional Amount at Cost	Net Unrealized Gain (Loss)	Variation Margin
				Asset	Liability
Balance at March 31, 2024	8	$1,349,068	$25,332	$-	$4,112
Purchases	15	2,802,110
Sales	(16)	(2,847,288)

Balance at end of the year*	7	$1,303,890	$32,935	$6,300	$-
* At September 30, 2024, the Portfolio had 7 Equity Index Russell 1000 Mini long futures contracts that expire on December 20, 2024.

Large Cap Value Portfolio I	No. of Contracts	Notional Amount at Cost	Net Unrealized Gain (Loss)	Variation Margin
				Asset	Liability
Balance at March 31, 2024	13	$1,120,834	$38,118	$-	$164
Purchases	25	2,238,770
Sales	(26)	(2,245,464)

Balance at end of the year*	12	$1,114,140	$16,980	$3,660	$-
* At September 30, 2024, the Portfolio had 12 Equity Index Russell 1000 Mini long futures contracts that expire on December 20, 2024.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2024, to September 30, 2024 (Unaudited)

Mid Cap Core Portfolio I	No. of Contracts	Notional Amount at Cost	Net Unrealized Loss	Variation Margin
				Asset	Liability
Balance at March 31, 2024	3	$889,479	$33,531	$31,251	$-
Purchases	4	1,209,180
Sales	(5)	(1,481,139)

Balance at end of the year*	2	$617,520	$12,200	$740	$-
* At September 30, 2024, the Portfolio had 2 Equity Index E-Mini S&P Midcap 400 long futures contracts that expire on December 20, 2024.

Small Cap Core Portfolio I	No. of Contracts	Notional Amount at Cost	Net Unrealized Loss	Variation Margin
				Asset	Liability
Balance at March 31, 2024	5	$515,300	$20,975	$925	$-
Purchases	8	852,170
Sales	(9)	(924,660)

Balance at end of the year*	4	$442,810	$6,850	$840	$-
* At September 30, 2024, the Portfolio had 4 Equity Index Russell 2000 Mini long futures contracts that expires on December 20, 2024.

The following table represents the average underlying notional amount of long futures contracts during the year:

Portfolio	Average Notional Amount
International Portfolio I	$231,882
Large Cap Core Portfolio I	543,251
Large Cap Grow th Portfolio I	707,697
Large Cap Value Portfolio I	570,131
Mid Cap Core Portfolio I	364,168
Small Cap Core Portfolio I	233,352

The long futures contracts for each Portfolio are managed by UBS AMPR. These long futures contracts are equity contracts. The following tables present the effect of long futures contracts on the Statement of Operations for the period from April 1, 2024, to September 30, 2024, by underlying risk exposure:

Amount of net realized gain (loss) and unrealized net appreciation (depreciation) on long futures contracts recognized in income:

Portfolio	Risk Exposure	Derivative Contract	Net Realized Gain (Loss)	Change in Unrealized Net Appreciation (Depreciation)
International Portfolio I	Equity Index	Futures contract	$12,441	$2,500
Large Cap Core Portfolio I	Equity Index	Futures contract	77,100	(2,400)
Large Cap Grow th Portfolio I	Equity Index	Futures contract	102,582	7,603
Large Cap Value Portfolio I	Equity Index	Futures contract	63,721	(21,136)
Mid Cap Core Portfolio I	Equity Index	Futures contract	8,271	(21,331)
Small Cap Core Portfolio I	Equity Index	Futures contract	19,990	(14,125)

The following table presents the amount of cash pledged as collateral for futures contracts on the Statement of Assets and Liabilities as of September 30, 2024:

Portfolio	Cash Restricted for Future Contracts
International Portfolio I	$51,835
Large Cap Core Portfolio I	118,390
Large Cap Grow th Portfolio I	137,111
Large Cap Value Portfolio I	137,418
Mid Cap Core Portfolio I	75,394
Small Cap Core Portfolio I	84,567

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2024, to September 30, 2024 (Unaudited)

6. Concentration of Risk

Concentration of risk that arises from financial instruments exists for groups of investments or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions.

The major concentration of risk arises from the Fund’s investment securities in relation to the location of issuers or the industries they are engaged in. The concentration by location of issuers and by industries is shown in the Schedule of Investments. At September 30, 2024, the Fund had cash due from UBSTC consisting of a time deposit open account with Citibank Puerto Rico with an aggregate market value as follows:

Portfolios	Puerto Rico Investments	% of Net Assets

International Portfolio I	$388,360	15.07%
Large Cap Core Portfolio I	1,192,840	15.81%
Large Cap Growth Portfolio I	1,501,248	16.81%
Large Cap Value Portfolio I	1,143,752	17.51%
Mid Cap Core Portfolio I	807,716	16.46%
Small Cap Core Portfolio I	495,843	17.28%

These deposits were issued by entities located in Puerto Rico and are not guaranteed by the U.S. government or any of its subdivisions. However, they are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000.

Each Portfolio intends to invest at least 20% of its total assets in equity or taxable fixed-income securities, including cash equivalents, issued by Puerto Rico entities (i.e., the Puerto Rico Securities Portion), and such investments will normally consist of cash equivalents. Therefore, the Fund is more susceptible to factors affecting issuers of Puerto Rico securities than an investment company that is not concentrated in Puerto Rico securities to such degree. However, if any Portfolio is unable to procure sufficient taxable securities issued by Puerto Rico issuers which meet the Portfolio’s investment criteria, in the opinion of the Investment Adviser, the Portfolio may acquire taxable securities of non-Puerto Rico issuers (i.e., the 50 States comprising the United States) which satisfy the Portfolio’s investment criteria, provided this does not result in a change to the tax considerations to Portfolio unitholders.

Common stocks and other similar equity securities generally are the riskiest investments in a company and they fluctuate in value more than bonds. A Portfolio could lose all of its investment in a company’s stock.

Certain entities or individuals currently may own (beneficially or of record) or control 5% or more of the units of the International Portfolio I, Large Cap Core Portfolio I, Large Cap Growth Portfolio I, Large Cap Value Portfolio I, Mid Cap Core Portfolio I, and Small Cap Core Portfolio I. Redemptions by these entities or individuals of their holdings in one or more of these Portfolios may impact such Portfolio’s liquidity and NAV. These redemptions may also force such Portfolio to sell securities.

7. Investment and Other Requirements and Limitations

The Fund is subject to certain requirements and limitations related to investments. Some of these requirements and limitations are imposed by statute or regulation while others are imposed by procedures established by the Board. The most significant requirements and limitations are discussed below.

Each Portfolio intends to invest up to 80% of its total assets in common stocks and other equity securities of U.S. or foreign companies and intends to invest at least 20% of its total assets in equity or taxable fixed-income securities issued by Puerto Rico entities. The Fund’s Investment Adviser will manage the Puerto Rico Securities Portion of each Portfolio directly.

Securities held in each Portfolio may be issued by Puerto Rico or U.S. issuers. Generally the Portfolios invest primarily in securities of U.S. issuers, with the exception of the International Portfolio I, which primarily invests in sponsored or unsponsored American Depositary Receipts (“ADRs”) representing interests in securities of foreign issuers and foreign stocks.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2024, to September 30, 2024 (Unaudited)

Each Portfolio may make certain short-term high-quality investments of up to 100% of its assets for temporary or defensive purposes, subject to certain conditions. Temporary investments of each Portfolio will be invested in money market funds or other temporary investments and each Portfolio may lend its securities to qualified buyers. Each Portfolio also may invest in repurchase agreements, derivative instruments, and when issued and delayed delivery securities with respect to its Puerto Rico Securities Portion. In addition, the Fund, on behalf of a Portfolio, may borrow money in an amount up to 5% of such Portfolio’s total assets for temporary purposes and to meet redemptions.

8. Components of Distributable Earnings (Accumulated Losses)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities was as follows:

	International	Large Cap	Large Cap	Large Cap
	Portfolio I	Core Portfolio I	Growth Portfolio I	Value Portfolio I

Cost of Investments	$1,694,230	$3,673,756	$4,870,693	$3,334,656

Gross appreciation	$338,330	$2,531,780	$2,401,352	$1,893,316
Gross depreciation	(79,709)	(15,550)	(107,152)	(84,572)

Net appreciation (depreciation)	258,621	2,516,230	2,294,200	1,808,744

	Mid Cap	Small Cap Core
	Core Portfolio I	Portfolio I

Cost of Investments	$3,241,421	$2,109,426

Gross appreciation	$918,474	$374,416
Gross depreciation	(185,539)	(275,576)

Net appreciation (depreciation)	732,935	98,840

The Fund’s policy, as stated in its prospectus, is to distribute substantially all net income. In order to maintain a stable level of dividends, however, the Fund may at times pay more or less the net income earned in a particular year.

The undistributed net income (loss) and components of total distributable (accumulated losses) at the period ended September 30, 2024, and fiscal year ended March 31, 2024, were as follows:

September 30, 2024:

	International	Large Cap	Large Cap	Large Cap
	Portfolio I	Core Portfolio I	Growth Portfolio I	Value Portfolio I

Undistributed net income (loss) at the end of the year	$46,593	$(2,888,930)	$(4,819,018)	$(1,053,719)
Accumulated net realized gain (loss) from investment and futures	118,094	7,895,202	11,314,939	5,758,611
Unrealized net appreciation (depreciation) from investment and futures	278,069	2,538,381	2,435,157	1,825,725

Total Distributable Earnings (Accumulated Loss)	$442,756	$7,544,653	$8,931,078	$6,530,617

	Mid Cap	Small Cap Core
	Core Portfolio I	Portfolio I

Undistributed net income (loss) at the end of the year	$(3,615,755)	$(2,073,937)
Accumulated net realized gain (loss) from investment and futures	7,777,964	4,837,038
Unrealized net appreciation (depreciation) from investment and futures	745,135	105,690

Total Distributable Earnings (Accumulated Loss)	$4,907,344	$2,868,791

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2024, to September 30, 2024 (Unaudited)

March 31, 2024:

	International	Large Cap	Large Cap	Large Cap
	Portfolio I	Core Portfolio I	Growth Portfolio I	Value Portfolio I

Undistributed net income (loss) at the end of the year	$41,964	$(686,476)	$(1,397,020)	$(68,698)
Accumulated net realized gain (loss) from investment and futures	(30,036)	5,553,195	7,659,509	4,863,428
Unrealized net appreciation (depreciation) from investment and futures	251,411	2,477,054	2,266,527	1,533,560

Total Distributable Earnings (Accumulated Loss)	$263,339	$7,343,773	$8,529,016	$6,328,290

	-

	Mid Cap	Small Cap Core
	Core Portfolio I	Portfolio I

Undistributed net income (loss) at the end of the year	$(757,253)	$(549,648)
Accumulated net realized gain (loss) from investment and futures	5,064,082	3,418,530
Unrealized net appreciation (depreciation) from investment and futures	820,753	45,966

Total Distributable Earnings (Accumulated Loss)	$5,127,582	$2,914,848

9. Risks and Uncertainties

The Fund and its Portfolios are exposed to various types of risks, such as portfolio manager oversight, conflict of interest, equity, geographic concentration, industry concentration, futures, fixed income securities, non-diversification, fund of funds, and bankruptcy risks, among others. This list is qualified by reference to the more detailed information provided in the offering documentation for the securities issued by the Fund.

Investment and Market Risk. Each Portfolio’s investments may be adversely affected by the performance of U.S. and Puerto Rico investment securities markets, which, in turn, may be influenced by a number of factors, including, among other things, (i) the level of interest rates, (ii) the rate of inflation, (iii) political decisions, (iv) fiscal policy, and (v) current events in general.

Puerto Rico and other countries and regions in which the Fund may invest where the Investment Adviser has offices or where the Fund or the Investment Adviser otherwise do business are susceptible to natural disasters (e.g., fire, flood, earthquake, storm and hurricane), epidemics/pandemics or other outbreaks of serious contagious diseases. The occurrence of a natural disaster or epidemic/pandemic could, directly or indirectly, adversely affect and severely disrupt the business operations, economies and financial markets of many countries (even beyond the site of the natural disaster or epidemic/pandemic) and could adversely affect the Fund’s investment program or the Investment Adviser’s ability to do business. In addition, terrorist attacks, or the fear of or the precautions taken in anticipation of such attacks, could, directly or indirectly, materially and adversely affect certain industries in which the Fund invests or could affect the countries and regions in which the Fund invests, where the Investment Adviser has offices or where the Fund or the Investment Adviser otherwise do business. Other acts of war (e.g., invasion, acts of foreign enemies, hostilities and insurrection, regardless of whether war is declared) could also have a material adverse impact on the financial condition of industries or countries in which the Fund invests.

In addition, turbulence in financial markets and reduced liquidity in equity and/or fixed-income markets may negatively affect the Portfolios. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain and could affect companies worldwide. A pandemic or any other outbreak of an infectious disease or serious environmental or public health concern could have, a significant negative impact on economic and market conditions, could exacerbate pre-existing political, social and economic risks in certain countries or regions and could trigger a prolonged period of global economic slowdown, which may impact the Portfolios. To the extent the Portfolios are overweight in certain countries, regions, companies, industries or market sectors, such positions will increase the risk of loss from adverse developments affecting those countries, regions, companies, industries or sectors.

Portfolio Risk. There is no assurance that the investment approaches used by the Investment Adviser or the Equity Portion sub-advisers selected by the Investment Adviser will be successful, and certain Portfolios may

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2024, to September 30, 2024 (Unaudited)

be more or less successful than others. The overall benefit of an investment in the Fund also may depend on the investor’s choices among the Portfolios.

Conflicts of Interest Risk. The Investment Adviser (and its affiliates) may have interests that compete with those of the Fund and the Portfolios, for example, because they may engage in transactions directly with the Fund, subject to applicable law. Those entities and the Equity Portion sub-advisers also may have interests in, or business relationships with, a company in which the Portfolio invests, and those interests may conflict with those of the Portfolio.

Equity Risk. Common stocks and other similar equity securities generally are more risky investments in a company and they fluctuate in value more than bonds. The Portfolios could lose all of their investment in a company’s stock.

Foreign Securities Risk. The International Portfolio I invests primarily in ADRs representing interests in securities of foreign issuers. While ADRs are not necessarily denominated in the currencies of the foreign securities that they represent, they are subject to many of the risks associated with foreign securities. Such risks can increase the chances that the applicable Portfolio will lose money. These risks include difficulties in pricing securities, defaults on foreign government securities, difficulties enforcing favorable legal judgments in foreign courts and political and social instability. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Puerto Rico Concentration Risk. Under normal conditions, the Portfolio will invest the Puerto Rico Securities Portion in cash equivalents. However, to the extent the Portfolios invest in other Puerto Rico securities, they will be more susceptible to economic, political, regulatory or other factors adversely affecting issuers in Puerto Rico than funds that invest to a lesser degree in Puerto Rico issuers. There presently are a limited number of participants in the market for certain securities of Puerto Rico issuers. As a result, changes in the market value of a single investment in the Puerto Rico Securities Portion of the Portfolios could cause significant fluctuations in a Portfolios’ NAV. In addition, the investments in the Puerto Rico Securities Portion had previously been concentrated in the stocks of Puerto Rico financial services companies. Because market risk may affect a single issuer, industry (such as Puerto Rico financial services companies), or sector of the economy, the Portfolios may experience greater price volatility than if they held more diversified investments.

In addition, certain Puerto Rico Securities may have periods of illiquidity. These factors may affect the Portfolio’s ability to acquire or dispose of such securities, as well as the price paid or received upon such acquisition or disposition. In addition, investment by the Portfolios in such securities is subject to their availability in the open market.

Futures. The Portfolios may invest a portion of their Equity Portion in futures contracts in the relevant stock index for each Portfolio. There are several risks accompanying the utilization of futures contracts. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Portfolios plan to utilize futures contracts only if an active market for such contracts exists, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels or valuation, market circumstances may result in there being a discrepancy between the price of the future and the movement in the underlying instrument or index. The absence of a perfect price correlation between the futures contract and its underlying instrument or index could stem from investors choosing to close futures contracts by offsetting transactions rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

Derivatives Risk. The Portfolios may use financial instruments referred to as derivatives with respect to their respective Puerto Rico Securities Portion, which derive their value from another security, a commodity (such as gold or oil), or an index (a measure of value or rates). The Portfolios’ investments in derivatives may fall more rapidly than other investments. Derivatives, because of their increased volatility and potential leveraging effect,

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2024, to September 30, 2024 (Unaudited)

may adversely affect the Portfolios. For example, investments in derivatives linked to an equities or commodities index may subject a Portfolio to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal.

Such investments, in effect, may also be leveraged, thereby magnifying the risk of loss. If a Portfolio invests in derivative instruments, it could lose more than the principal amount invested. For example, investments in futures involve the risk of imperfect correlation between movements in the price of such futures and movements in the price of the underlying securities or interest rates.

Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value at-risk. To ensure compliance with this Rule, the Fund has adopted policies and procedures as a limited derivatives user. The Fund limits its derivative exposure to 10% of its net assets, therefore, will not be required to adopt a full derivative risk management program and would not be subject to the Rule 18f-4’s board oversight and reporting requirements. The Fund still must adopt policies and procedures reasonably designed to manage the Fund’s level of derivatives risk. Also, the Fund should be required to manage its derivatives risk, including, but not limited to, leverage risk, market risk, liquidity risk, counterparty risk, operational risk, legal risk, and any risks that the Adviser deems material. Such risk management includes daily monitoring of the Fund’s derivatives exposure.

Credit and Interest Rate Risks. Each Portfolio is authorized with respect to its Puerto Rico Securities Portion to invest in bonds and other income-producing securities, such as preferred stock. These securities are subject to credit risk and interest rate risk.

Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond’s value may decline if the market anticipates that the issuer has become less able, or less willing, to make payments on time. Even high-quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. The Portfolios may invest in preferred stock and subordinated debt of Puerto Rico issuers that may be unrated or rated below investment grade, provided that either (i) the issuer of such preferred stock or subordinated debt has senior unsecured debt rated investment grade by a nationally recognized statistical rating organization or (ii) if such issuer does not have senior unsecured debt rated investment grade, the Fund’s Investment Adviser or sub-advisers determine that such issuer’s senior unsecured debt is of comparable credit quality. The Portfolios also may invest in other debt securities rated below investment grade, or that the Fund’s Investment Adviser or sub-advisers determine to be below investment grade quality, provided that the amount invested in such debt securities may not exceed 5% of the Puerto Rico Securities Portion of each Portfolio’s total assets.

The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise and that the value of a Portfolio’s investments in bonds will fall as a result.

Illiquid Securities Risk. The Portfolios may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. There presently are a limited number of participants in the market for certain Puerto Rico securities or other securities or assets that the Portfolio may own. That and other factors may cause certain securities to have periods of illiquidity. Illiquid securities include, among other things, securities subject to legal or contractual restrictions on resale that hinder the marketability of the securities. It is presently anticipated that illiquid investments may be made with respect to the Puerto Rico Securities Portion of each Portfolio.

Segregation of Portfolios. The Fund intends to segregate the assets of each Portfolio so that an investor has the exclusive right to the assets, income, and profits from the Portfolio(s) in which it invests, and only bear the expenses, deductions, and costs properly attributable or allocated to those Portfolio(s).

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the period from April 1, 2024, to September 30, 2024 (Unaudited)

The Fund also intends that creditors of any Portfolio only will have recourse to the assets in that Portfolio. There can be no assurance, however, that efforts to affect this segregation of assets and liabilities will be successful, nor that a court, in the event of the Fund’s or a Portfolio’s bankruptcy, would regard the Portfolios as separate entities for purposes of determining the bankruptcy estate.

Equity Portion Portfolio Manager Oversight Risks. Because the Equity Portion Portfolio Manager, or other sub-adviser engaged directly by the Investment Adviser, makes trading decisions on behalf of the Portfolios independently, the Investment Adviser/sub-advisers may not always have access to information concerning the securities positions of the other Portfolios at a given point in time. Delays in receipt of such information may hinder the Investment Adviser’s oversight of the Equity Portion Portfolio Manager and/or sub-advisers.

Mid and Small Cap Company Risk. The Mid Cap Core Portfolio I and the Small Cap Core Portfolio I may invest to a significant degree in common stocks of mid and small cap companies, respectively. These companies present greater risks because they generally are more vulnerable to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

Russia-Ukraine Conflict Risk. The Russian Federation invaded Ukraine on February 24, 2022. Geopolitical tensions have risen significantly in response and the United States, the United Kingdom, European Union member states, and other countries have imposed economic sanctions on the Russian Federation, parts of Ukraine, as well as various designated parties. As further military conflicts and economic sanctions continue to evolve, it has become increasingly difficult to predict the impact of these events or how long they will last. Depending on direction and timing, the Russian Federation-Ukraine conflict may significantly exacerbate the normal risks associated with the Fund and its Portfolios, and result in adverse changes to, among other things: (i) general economic and market conditions; (ii) shipping and transportation costs and supply chain constraints; (iii) interest rates, currency exchange rates, and expenses associated with currency management transactions; (iv) demand for investments; (v) available credit in certain markets; (vi) import and export activity from certain markets; and (vii) laws, regulations, treaties, pacts, accords, and governmental policies. Economic and military sanctions related to the Russian Federation-Ukraine conflict, or other conflicts, have the potential to gravely impact markets, global supply and demand, import/export policies, and the availability of labor in certain markets. There is no guarantee that such sanctions and economic actions will abate or that more restrictive measures will not be put in place in the near term. Moreover, it is expected that the Russian Federation-Ukraine military conflict could spark further sanctions and/or military conflicts which will impact other regions. The foregoing could seriously impact the Fund’s operations, its ability to realize its investment objectives in a timely manner, and the performance of the Portfolios.

10.Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these agreements is unknown. However, the Fund has not had prior claims or losses for indemnifications and expects the risk of loss to be remote.

11. Subsequent Events

Events and transactions from October 1, 2024, through November 26, 2024 (the date the semi-annual financial statements were available to be distributed), have been evaluated by management for subsequent events. Management has determined that there were no material events that would require adjustment to or additional disclosure in the Fund’s semi-annual financial statements through this date.

OTHER INFORMATION (Unaudited)

Unitholder Meeting

The overall management of the business and affairs of the Fund is vested with UBS Trust Company of Puerto Rico, as a trustee of the Fund (the “Trustee”) and the Board of Directors. The Fund does not hold annual or other regular meetings of unitholders for the purpose of electing directors or otherwise. The unitholders do not have the right to elect directors, except if less than 50% of all directors then holding office shall have been initially designated to such office by the Trustee or elected to such office by the holders of the outstanding units of the Fund. At such election meeting, directors shall be elected to succeed those directors who have been elected by the Board of Directors since the previous election meeting, so that at least 66 2/3% of the Directors holding office shall have been elected by the unitholders.

At inception of the Fund, the initial members of the Board of Directors were appointed by the Trustee and UBS Financial Services Inc. Subsequently, upon the occurrence of any vacancy and in accordance with the Fund’s Deed of Trust, as amended, such vacancy was filled by appointment by a majority of the remaining members of the Board of Directors or, if an independent director, by appointment by a majority of the remaining independent directors, or by unitholders when so required by the Deed of Trust.

Statement Regarding Basis for Approval of Investment Advisory Contract and Investment Sub-Advisory Agreements

The Board of the Fund met on May 10, 2024 (the “Meeting”) to consider the approval of the investment advisory contract by and between the Fund and UBS Asset Managers of Puerto Rico, a division of UBS Trust Company of Puerto Rico (the “Investment Adviser”), as well as the investment sub-advisory agreements (collectively with the investment advisory contract, the “Advisory Agreements”) by and between UBS Asset Managers of Puerto Rico and each of Atalanta Sosnoff Capital, LLC, Cambiar Investors, LLC, The London Company of Virginia, LLC and Winslow Capital Management, LLC (the “Sub-Advisers”, taken together with the Investment Adviser, the “Investment Advisers”). At such meeting, the Board participated in comparative performance reviews with the portfolio managers of the Investment Adviser, in conjunction with other Fund service providers, and considered various investment and trading strategies used in pursuing the Fund’s investment objective(s). The Board also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the Fund and received and participated in reports and presentations provided by the Investment Advisers with respect to such matters.

The independent members of the Board (the “Independent Directors”) were assisted throughout the contract review process by Willkie Farr & Gallagher LLP, as their independent legal counsel. The Board relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Advisory Agreements. In evaluating the Advisory Agreements, including the specific fee structures and other terms of such agreements, the Board was informed by multiple years of analysis and discussion amongst themselves and the Investment Advisers. The Board, including a majority of Independent Directors, concluded that the terms of the Advisory Agreements for the Fund were fair and reasonable and that the Investment Advisers’ fees were reasonable in light of the services provided to the Fund. Nature, Extent, and Quality of Services. In evaluating the Advisory Agreements, the Board considered, in relevant part, the nature, extent and quality of the Investment Advisers’ services to the Fund.

The Board considered the vast array of management, oversight, and administrative services the Investment Advisers provide to manage and operate the Fund, and the increases of such services over time due to new or revised market, regulatory, or other developments, such as liquidity management and cybersecurity programs, and the resources and capabilities necessary to provide these services. The Independent Directors recognized that the Investment Advisers provide portfolio management services for the Fund. In addition to portfolio management, as applicable, the Board considered the wide range of administrative or non-advisory services the Investment Advisers provide to manage and operate the Fund (in addition to those provided by other third parties). These services include, but are not limited to, administrative services (such as providing the employees and officers necessary for the Fund’s operations); operational expertise (such as providing portfolio accounting and addressing complex pricing issues, corporate actions, foreign registrations and foreign filings, as may be necessary); oversight of third-party service providers (such as coordinating and evaluating the services of the Fund’s custodian, transfer agent, and other intermediaries); Board support and administration (such as overseeing the organization of Board and committee meetings and preparing or overseeing the timely preparation of various materials and/or presentations for such meetings); fund share transactions (monitoring daily purchases and redemptions); shareholder communications (such as overseeing the preparation of annual and semi-annual and other periodic shareholder reports); tax administration; and compliance services (such as helping to maintain and update the Fund’s compliance program and related policies and procedures as necessary or appropriate to meet new or revised regulatory requirements and reviewing such program annually, overseeing the preparation of the Fund’s registration statements and regulatory filings, overseeing the valuation of portfolio securities and daily pricing, helping to ensure the Fund complies with its portfolio limitations and restrictions, voting proxies on behalf of the Fund, monitoring the liquidity of the portfolios, providing compliance training for personnel and evaluating the compliance programs of the Fund’s service providers). In evaluating such services, the Board considered, among other things, whether the Fund has operated in accordance with its investment objective(s) and the Fund’s record of compliance with its investment restrictions and regulatory requirements.

In addition to the services provided by the Investment Advisers, the Independent Directors also considered the risks borne by the Investment Advisers in managing the Fund in a highly regulated industry, including various material entrepreneurial, reputational, and regulatory risks. Based on their review, the Independent Directors found that, overall, the nature, extent, and quality of services provided under the Advisory Agreements were satisfactory on behalf of the Fund.

Investment Performance of the Fund. In evaluating the quality of the services provided by the Investment Advisers, the Board also received and considered the investment performance of the Fund. In this regard, the Board received and reviewed a report prepared by Broadridge which generally provided the Fund’s performance data for the one, three, five, and ten-year periods ended December 31, 2023 (or for the periods available for the Fund that did not exist for part of the foregoing timeframe) on an absolute basis and as compared to the performance of unaffiliated comparable funds (a “Broadridge Peer Group”). The Board was provided with information describing the methodology Broadridge used to create the Broadridge Peer Group. The performance data prepared for the review of the Advisory Agreements supplements the performance data the Board received throughout the year as the Board regularly reviews and meets with portfolio manager(s) and/or representatives of the Investment Advisers during the year to discuss, in relevant part, the performance of the Fund.

Fees and Expenses. As part of its review, the Board also considered, among other things, the contractual management fee rate, and the net management fee rate (i.e., the management fee after taking into account expense reimbursements and/or fee waivers, if any) paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided. The Board also considered the net total expense ratio of the Fund in relation to those of a comparable group of funds (the Broadridge Expense Group). The Board considered the net total expense ratio of the Fund (expressed as a percentage of average net assets) as the expense ratio is more reflective of the shareholder’s costs in investing in the Fund.

In evaluating the management and sub-advisory fee rates (together the “management fee rates”), the Board considered the Investment Advisers’ rationale for proposing the management fee rates of the Fund which included its evaluation of, among other things, the value of the potential services being provided (e.g., the expertise of the Investment Advisers with the proposed strategy), the competitive marketplace (i.e., the uniqueness of the Fund and the fees of competitor funds), and the economics to the Investment Advisers (e.g., the costs of operating the Fund). The Board considered, among other things, the expense limitations and/or fee waivers, if applicable, proposed by the Investment Advisers to keep expenses to certain levels and reviewed the amounts the Investment Advisers had waived or reimbursed over the last fiscal years, if applicable; and the costs incurred and resources necessary in effectively managing mutual funds, particularly given the costs in attracting and maintaining quality and experienced portfolio managers and research staff. The Board further considered the Fund’s net management fee and net total expense ratio in light of its performance history.

Profitability. In conjunction with their review of fees, the Independent Directors reviewed information reflecting each Investment Adviser’s financial condition. The Independent Directors reviewed the consolidated financial statements of the Investment Adviser for the year ended December 31, 2023. The Independent Directors also considered the overall financial condition of the Investment Advisers and the Investment Advisers’ representations regarding the stability of each firm, its operating margins, and the manner in which it funds its future financial commitments, such as employee deferred compensation programs. The Independent Directors also reviewed the profitability information for the Investment Adviser derived from its relationship with the Fund for the fiscal year ended December 31, 2023, on an actual and adjusted basis, as described below. The Independent Directors evaluated, among other things, the Investment Adviser’s revenues, expenses, and net income (pre-tax and after-tax) and the net profit margins (pre-tax and after-tax). The Independent Directors also reviewed the level of profitability realized by the Investment Adviser including and excluding distribution expenses incurred by the Investment Adviser from its own resources.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. In evaluating the reasonableness of the investment advisory fees, the Board considered the existence of any economies of scale in the provision of services by the Investment Adviser and whether those economies are appropriately shared with the Fund. In its review, the Independent Directors recognized that economies of scale are difficult to assess or quantify, particularly on a fund-by-fund basis, and certain expenses may not decline with a rise in assets. The Independent Directors further considered that economies of scale may be shared in various ways including breakpoints in the management fee schedule, fee waivers and/or expense limitations, pricing of the Fund at scale at inception or other means.

The Board considered that not all funds have breakpoints in their fee structures and that breakpoints are not the exclusive means of sharing potential economies of scale. The Board and the Independent Directors considered the Investment Adviser’s statement that it believes that breakpoints would not be appropriate for the Fund at this time given uncertainties regarding the direction of the economy, rising inflation, increasing costs for personnel and systems, and growth or contraction in the Fund’s assets, all of which could negatively impact the profitability of the Investment Adviser. Considering the factors above, the Independent Directors concluded the absence of breakpoints in the management fee was acceptable and that any economies of scale that exist are adequately reflected in the Investment Adviser’s fee structure.

Indirect Benefits. The Independent Directors received and considered information regarding indirect benefits the Investment Advisers may receive as a result of their relationship with the Fund. The Independent Directors further considered the reputational and/or marketing benefits the Investment Advisers may receive as a result of their association with the Fund. The Independent Directors took these indirect benefits into account when assessing the level of management fee rates paid to the Investment Advisers and concluded that the indirect benefits received were reasonable.

INVESTMENT ADVISER

UBS Asset Managers of Puerto Rico,

a division of UBS Trust Company of Puerto Rico

250 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

ADMINISTRATOR, TRANSFER AGENT, AND CUSTODIAN

UBS Trust Company of Puerto Rico

250 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

U.S. LEGAL COUNSEL

Sidley Austin, LLP

787 Seventh Avenue

New York, New York 10019

PUERTO RICO LEGAL COUNSEL

DLA Piper (Puerto Rico) LLC

500 Calle de la Tanca, Ochoa Building Suite 401

San Juan, Puerto Rico 00901-1969

INDEPENDENT AUDITORS

Ernst & Young LLP

One Manhattan West,

New York, NY 10001

DIRECTORS AND OFFICERS

Carlos V. Ubiñas

Director, Chairman of the Board and President

Agustín Cabrer-Roig

Director

Carlos Nido

Director

Vicente J. León

Director

Luis M. Pellot-González

Director

Clotilde Pérez

Director

José J. Villamil

Director

Leslie Highley, Jr.

Senior Vice President

William Rivera

First Vice President and Treasurer

Javier Rodríguez

Assistant Vice President and Assistant Treasurer

Heydi Cuadrado

Assistant Vice President

Liana Loyola, Esq.

Secretary

Luz Nereida Colón

Chief Compliance Officer

Remember that:

•	Mutual Fund’s units are not bank deposits or FDIC insured.
•	Mutual Fund’s units are not obligations of or guaranteed by UBS Financial Services Incorporated of Puerto Rico or any of its affiliates.
•	Mutual Fund’s units are subject to investment risks, including possible loss of the principal amount invested.

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Multi-Select Securities Fund For Puerto Rico Residents, Inc.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration paid to directors, officers, and others of open-end investment companies is included as part of the report to unitholders filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Statement Regarding Basis for Approval of Investment Advisory Contract for the Registrant is included as part of the report to unitholders filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which unitholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this Form N-CSR filing.

Item 16. Controls and Procedures.

(a)  The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

(b)  There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	The certifications of the Fund’s principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications of the Fund’s principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(c)	Disclosure pursuant to Section 13(r) of the 1934 Act is filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MULTI-SELECT SECURITIES FUND FOR PUERTO RICO RESIDENTS

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas
President

Date:	December 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas
President

Date:	December 5, 2024

By:	/s/ William Rivera
William Rivera
First Vice President and Treasurer

Date:	December 5, 2024